Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


[PHOTO- NUTS AND BOLTS]

FIXED INCOME
Semiannual Report

2002

 DELAWARE
 Tax-Free USA Fund

 DELAWARE
 Tax-Free Insured Fund

 DELAWARE
 Tax-Free USA Intermediate Fund

 DELAWARE
 National High-Yield Municipal Bond Fund





[LOGO] POWERED BY RESEARCH(SM)

A Commitment
     to Our Investors

Experience

o Our seasoned investment professionals average 12 years experience, bringing a wealth of knowledge and expertise to our management team.

o We trace our origins to 1929 and opened our first mutual fund in 1938. Over the past 73 years, we have weathered a wide range of economic and market environments.

Performance

o    We strive to deliver consistently good performance in all asset classes.

o We believe that hiring the best and the brightest in the industry, conducting fundamental research, and working in a disciplined investment process are essential to quality investment management.

Service

o    We are committed to providing the highest standards of client service.

o You can count on quick and courteous service, easy access to information about your accounts, and hassle-free transaction processing.

o We make our funds available through financial advisors who can offer you individualized attention and valuable investment advice.

Diversification

o Our comprehensive family of funds gives you the opportunity to diversify your portfolio effectively.

o We offer mutual funds in virtually every asset class from domestic equity and fixed income to international securities.

Our commitments have earned us the confidence of discriminating institutional and individual investors. Delaware Management Company and its affiliates managed approximately $85 billion in assets as of March 31, 2002.


Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) Delaware Distributors, L.P.



Table
     of Contents

Letter to Shareholders                          1

Portfolio Management Review                     3

New at Delaware                                 6

Performance Summary

  Delaware Tax-Free USA Fund                    7

  Delaware Tax-Free Insured Fund                8

  Delaware Tax-Free USA
    Intermediate Fund                           9

  Delaware National High-Yield
    Municipal Bond Fund                        10

Financial Statements:

  Statements of Net Assets                     11

  Statement of Assets and Liabilities          31

  Statements of Operations                     32

  Statements of Changes in Net Assets          33

  Financial Highlights                         35

  Notes to Financial Statements                47

Letter to Shareholders

Recap of Events
The six months ended February 28, 2002 formed a complex period for investors in fixed-income securities. Throughout the period, yield and price swings on bonds were unusually wide, as investors grappled with an extremely varied set of economic forecasts. September 11 and its aftermath also generated concerns about bond credit quality - especially among corporate issuers - leading to increased volatility throughout the fixed-income marketplace.

Amid these concerns, municipal bond credit ratings generally held up well compared to those of other fixed-income investments. According to credit ratings agency Standard & Poor's, 211 corporate bond issuers defaulted on a record $115.4 billion of debt during 2001. Yet aside from several city agency bonds and airport bonds in New York that were directly affected by the events of September 11, municipal bond credit has thus far remained relatively unaffected throughout much of the recent recession.

Total Return
For the period ended February 28, 2002


                                                                     Six Months

Delaware Tax-Free USA Fund -- Class A Shares                           +0.96%
Lipper General Municipal Debt Funds Average (292 funds)                +0.91%
Delaware Tax-Free Insured Fund -- Class A Shares                       +1.42%
Lipper Insured Municipal Debt Funds Average (48 funds)                 +1.32%
Delaware Tax-Free USA Intermediate Fund -- Class A Shares              +1.05%
Lipper Intermediate Municipal Debt Funds Average (133 funds)           +1.51%
Delaware National High-Yield Municipal Bond Fund -- Class A Shares     +0.18%
Lipper High-Yield Municipal Debt Funds Average (76 funds)              +0.34%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index                                   +1.99%
Lehman Brothers Insured Municipal Bond Index                           +1.98%
Merrill Lynch 3-7 Year Municipal Bond Index                            +2.27%
------------------------------------------------------------------------------

All performance shown above is at net asset value without the effect of sales charges and assumes reinvestment of all distributions. Performance information for all Fund classes can be found on pages 7 through 10. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds. The Lehman Brothers Insured Municipal Bond Index is an unmanaged index that generally tracks the performance of insured municipal bonds. The Merrill Lynch 3-7 Year Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds with maturities of three to seven years. The Lipper categories represent the average return of a peer group of municipal bond funds with similar investment objectives tracked by Lipper (Source: Lipper Inc.). You cannot invest directly in an index. Past performance is not a guarantee of future results.

Unlike U.S. Treasuries, the U.S. government does not guarantee the payment of principal and interest on municipal bonds.


                                                Delaware National Tax-Free Funds
                                                March 12, 2002

Volatility was relatively muted among municipals during the period. An increase of greater than 35% in municipal supply during 2001 helped keep municipal yields from swinging as widely as those in some other fixed-income asset classes (Source: Salomon Smith Barney). The fact that demand in the municipal markets is generated largely by individual investors also may have helped to keep yields relatively stable. Demand from individual investors is known to drop off as yields fall across the fixed-income markets, and vice versa. This tends to create a stabilizing force on yields in the individual investor-dominated municipal markets.

"A full six months after the tragic events of September 11, we now have a clearer picture of that day's impact on the U.S. economy and our capital markets."

 Despite a growing consensus that the recession may now be ending, other concerns have recently stifled confidence regarding an end to the broader, global economic slowdown. With news of accounting irregularities dominating business headlines, many investors showed concern that similar problems could affect other large issuers as well. As the fiscal second half begins for your Fund, the strength of any U.S. economic recovery is a burning issue for the fixed-income markets in general.

Both Delaware Tax-Free USA Fund and Delaware Tax-Free Insured Fund outperformed their Lipper peer groups during the six-month period ended February 28, 2002, while Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund did not. On the pages that follow, portfolio managers Mitchell L. Conery and Patrick P. Coyne discuss performance for the individual funds, and their outlook for the remainder of the year in the municipal bond market.

Market Outlook
A full six months after the tragic events of September 11, we now have a clearer picture of that day's impact on the U.S. economy and our capital markets. September 11 clearly prolonged a year-long economic slide, but also became a catalyst for recovery, as the economy obviously reached bottom sometime during the fall and winter and now appears to be rebounding somewhat more strongly than expected.

Longer municipal bond yields are currently offering significant premiums, allowing investors to pick up yield as they extend their maturity. Given this fact, and the current low interest rate environment, we think Delaware Investments tax-free funds are currently an attractive fixed-income investment vehicle. The after-tax yield on cash equivalents such as taxable and tax-exempt money market funds and bank CDs continued to plummet during the six-month period covered in this report. As a result, we believe that many investors in moderate to high tax brackets would do well to consider municipals. For more information on whether one of Delaware Investments' tax-free funds is suitable for you, please contact your financial advisor.

As we look to a brighter future, Delaware Investments remains committed to growing its service-oriented approach, and meeting shareholders' ever-changing needs. As a result, we recently debuted Delaware eDelivery, which allows you to receive your fund materials, including these reports, electronically instead of via U.S. mail. At Delaware, we take pride in our award-winning service, and we hope you enjoy this new feature, which we are offering in response to shareholder requests.

Sincerely,

/s/ Charles E. Haldeman, Jr.

Charles E. Haldeman, Jr.
Chairman,
Delaware Investments Family of Funds

/s/ David K. Downes

David K. Downes
President and Chief Executive Officer,
Delaware Investments Family of Funds

                                                Delaware National Tax-Free Funds
                                                March 12, 2002

 Portfolio Management Review

 Fund Managers
 Mitchell L. Conery
 Senior Portfolio Manager
 Patrick P. Coyne
 Senior Portfolio Manager

 The Funds' Results
 Bonds and bond funds in general enjoyed strong performance in the six months ended February 28, 2002. In a contracting economy, many investors turned away from equities, particularly as significant numbers of companies issued downward earnings revisions or endured earnings disappointments.

 Municipal credit levels remained high relative to corporate bonds, and ratings agencies upgraded many more municipal bonds than they downgraded. This differed from the credit picture in the corporate bond market, where more bonds were downgraded than upgraded.

 During the six-month period, the municipal yield curve steepened, meaning that longer-maturity municipal bonds often showed yields that offered a significant premium. We were attracted to these higher yields found on longer maturities, while bearing in mind our overall yield-based orientation.

 The period was characterized by strong demand for municipal bonds and ample supply to meet that demand. Total municipal bond issuance in 2001 reached a record $342.6 billion in 2001, up 42 percent over the previous year's total, according to the Bond Market Association. Puerto Rico, typically a cyclic issuer, saw significant increases in new municipal bonds during the period, as did a variety of so-called "specialty states" like Maryland, which tend to issue limited, high-quality debt.

 The result was better bond selection in many states, as well as improved liquidity and an increased ability for fund managers to shop for bargains, particularly in specialty states.

 For most of the six-month period investors generally took part in a "flight to quality," avoiding riskier securities and opting instead for higher-quality investment opportunities. Municipal bond funds benefited greatly from this sentiment.

According to the Investment Company Institute, investors bought more than $11.5 billion of municipal bond funds in 2001, after having sold $14 billion worth of municipal bonds in 2000.

As of February 28, 2002, the national average yield on the 30-year AAA-rated municipal bond was 5.03%. By comparison, the 30-year Treasury bond yielded 5.42%. As always, we closely monitored each fund's duration, an indicator of a bond or bond fund's sensitivity to changes in interest rates. The longer the duration, the more sensitive a bond or bond fund is to changes in interest rates.

Delaware Tax-Free USA Fund
During the six-month period ended February 28, 2002, the Fund returned +0.96% (Class A shares at net asset value with distributions reinvested), outperforming the +0.91% gain of the Lipper General Municipal Debt Funds Average.

The Fund experienced a rally at year's end, which was slightly offset by negative performance in some of our positions in airport and airline bonds. After analyzing which airlines and airports would likely survive the post-September 11 downturn, we liked those backed by gates, hubs, and lease agreements. We resumed trading this debt in the late fall, and ultimately reduced our position by about 2.5%.

We increased our position in Puerto Rico bonds during the period. We were attracted to the valuation on this debt. We also purchased California general obligation bonds that we felt had good demand due to the state's high income tax and strong, though fluctuating, economy. We increased the Fund's average duration from 7.44 years to 7.81 years, in an effort to reap the attractive yields at the longer end of the curve. We saw our average coupon rate increase slightly, too. This was largely due to our inverse floater positions, which allow us to reduce the cost of financing, as well as widening credit spreads that made some Baa and A-rated debt good buys, in our opinion.

As of February 28, 2002, the Fund's five largest allocations were Puerto Rico, Louisiana, Pennsylvania, Kentucky, and Oklahoma.

Delaware Tax-Free Insured Fund
During the six months ended February 28, 2002, the Fund returned +1.42% (Class A shares at net asset value with distributions reinvested), outperforming the +1.32% gain of the Lipper Insured Municipal Debt Funds Average.

During the six months, we reduced the Fund's exposure to airport and airline bonds as a result of September 11, and increased its position in well-valued bonds issued in Puerto Rico. To capture relative value, we reduced positions in sales tax bonds and bonds issued to fund higher education. Believing that healthcare facilities have become increasingly better run, we have increased our position in that sector.

The Fund's average rating remained stable at AA. Our coupon rate was also stable, and we extended duration from 7.89 years to 8.21 years, looking to take advantage of yields at the longer end of the curve.

As of February 28, 2002, the Fund's five largest allocations were Illinois, Texas, New Jersey, Puerto Rico, and Pennsylvania.

Delaware Tax-Free USA Intermediate Fund
During the six-month period ended February 28, 2002, the Fund returned +1.05% (Class A shares at net asset value with distributions reinvested), underperforming the +1.51% gain of the Lipper Intermediate Municipal Debt Funds Average.

Relative performance suffered during the period from the Fund's heavy weighting versus the Lipper peer group in airline and airport issues, which performed poorly in the wake of September 11. During the period, we reduced that allocation significantly.

We increased our exposure to bonds issued in Puerto Rico during the period, including both general obligation issues and revenue bonds in which coupon payments are funded by turnpike receipts and toll roads.

For the period, the Fund's duration stayed nearly static, as did its average coupon.

As of February 28, 2002, the Fund's five largest allocations were Puerto Rico, Arizona, Pennsylvania, Texas, and Ohio.

Delaware National High-Yield Municipal Bond Fund
During the six months ended February 28, 2002, the Fund returned +0.18% (Class A shares at net asset value with distributions reinvested), underperforming the +0.34% gain of the Lipper High-Yield Municipal Debt Funds Average.

Diversification was an important factor in performance during the period, in which high-yield municipals did not perform as well as other municipal bonds. We held seven positions of more than two percent (that position is in a higher education bond) and seven positions worth more than $2 million.

Because of the flight to quality in the fixed-income markets during the period, we found credit spreads to be more important than duration or interest rate movements for Delaware National High-Yield Municipal Bond Fund. Concerned about the impact of September 11, we trimmed exposure to airport and airline debt. We also sold some higher education debt in a bid to lock in value. We increased exposure to hospitals, convinced that they are better managed and helped by Medicare/Medicaid rule changes. The Fund's duration edged outward, moving from
6.44 years to 6.60 years, but we are still focused mainly on where we see value.

As of February 28, 2002, the Fund's five largest allocations were Illinois, Pennsylvania, Texas, New Hampshire, and Massachusetts.

Outlook
Recent data suggests that the economy may continue to pick up strength. The stronger the economy gets, the more likely that the Federal Reserve will increase interest rates from its current near-historic lows. Such a situation would place negative pressure on the municipal bond market -- especially with respect to short-term municipals, which move in concert with the expected direction of interest rates.

There are some positive signs for the municipal bond market as well. First, we see no signs of inflation on the horizon. Second, we believe that any economic recovery may be somewhat muted, which would suggest that long-term interest rates may remain low. This would be favorable for longer-maturity municipal investments. To prepare the portfolio for both the short and long term, therefore, we plan to continue managing most of the Funds using a barbell strategy--combining high-yielding, shorter-maturity municipal bonds with longer-maturity bonds that we believe may offer ongoing value for investors.

New at Delaware

Simplify your life. Sign up for Delaware's new eDelivery!

No more hunting for lost documents or misplaced items in your filing cabinet. Delaware Investments helps you get organized with Delaware eDelivery. Online account access users can now receive fund documents electronically instead of via U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure environment at any time, from anywhere.

To sign up for Delaware eDelivery:

1. Go to www.delawareinvestments.com/edelivery

2. Follow the directions to register.

Take control with Delaware eDelivery!

If you have questions or need more information, call our Shareholder Service Center at 800 523-1918 from 8:00 a.m. to 8:00 p.m. Eastern Time, Monday through Friday.

                                                     [LOGO: "DELAWARE E:DELIVERY
                                                        ONLINE, ALL THE TIME"]

Delaware Tax-Free USA Fund

Fund Basics
As of February 28, 2002
--------------------------------------------------------------------------------
Fund Objective:
The Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations as is consistent with prudent investment management and preservation of capital.
--------------------------------------------------------------------------------
Total Fund Net Assets:
$540.29 million
--------------------------------------------------------------------------------
Number of Holdings:
228
--------------------------------------------------------------------------------
Fund Start Date:
January 11, 1984
--------------------------------------------------------------------------------
Your Fund Managers:
Mitchell L. Conery received a bachelor's degree from Boston University and an MBA in finance from the State University of New York at Albany. Prior to joining Delaware Investments in 1997, he served as a municipal bond investment officer with the Travelers Group. Before that, he held positions at CS First Boston Corporation, MBIA Corporation, Thomson McKinnon Securities, Ovest Financial Services, and Merrill Lynch.

Patrick P. Coyne received a bachelor's degree from Harvard University and an MBA in finance from the University of Pennsylvania's Wharton School. He began his career with Kidder, Peabody & Co., where he managed the firm's trading desk for four years. He joined Delaware Investments' fixed-income department in 1990.
--------------------------------------------------------------------------------
Nasdaq Symbols:
Class A  DMTFX
Class B  DTFCX
Class C  DUSCX

Fund Performance
Average Annual Total Returns
Through February 28, 2002    Lifetime    10 Years    Five Years      One Year
--------------------------------------------------------------------------------
Class A (Est. 1/11/84)
Excluding Sales Charge        +8.17%      +5.69%       +4.88%         +5.96%
Including Sales Charge        +7.94%      +5.28%       +4.08%         +2.00%
--------------------------------------------------------------------------------
Class B (Est. 5/2/94)
Excluding Sales Charge        +4.14%                   +4.05%         +5.13%
Including Sales Charge        +4.14%                   +3.72%         +1.13%
--------------------------------------------------------------------------------
Class C (Est. 11/29/95)
Excluding Sales Charge        +3.59%                   +4.05%         +5.13%
Including Sales Charge        +3.59%                   +4.05%         +4.13%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results, excluding sales charges, assume either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 3.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free USA Fund during the periods shown beginning August 1, 2001. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Delaware Tax-Free Insured Fund

Fund Basics
As of February 28, 2002
--------------------------------------------------------------------------------
Fund Objective:
The Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations as is consistent with prudent investment management and preservation of capital.
--------------------------------------------------------------------------------
Total Fund Net Assets:
$70.43 million
--------------------------------------------------------------------------------
Number of Holdings:
38
--------------------------------------------------------------------------------
Fund Start Date:
March 25, 1985
--------------------------------------------------------------------------------
Your Fund Managers:
Mitchell L. Conery
Patrick P. Coyne
--------------------------------------------------------------------------------
Nasdaq Symbols:
Class A  DMFIX
Class B  DTXBX
Class C  DTXCX

Fund Performance
Average Annual Total Returns
Through February 28, 2002    Lifetime   10 Years     Five Years    One Year
--------------------------------------------------------------------------------
Class A (Est. 3/25/85)
Excluding Sales Charge        +7.21%      +5.66%       +5.25%         +6.36%
Including Sales Charge        +6.97%      +5.26%       +4.45%         +2.34%
--------------------------------------------------------------------------------
Class B (Est. 5/2/94)
Excluding Sales Charge        +4.70%                   +4.42%         +5.53%
Including Sales Charge        +4.70%                   +4.08%         +1.53%
--------------------------------------------------------------------------------
Class C (Est. 11/29/95)
Excluding Sales Charge        +4.21%                   +4.42%         +5.53%
Including Sales Charge        +4.21%                   +4.42%         +4.53%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results, excluding sales charges, assume either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 3.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free Insured Fund during the periods shown beginning September 1, 2001. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Delaware Tax-Free USA Intermediate Fund

Fund Basics
As of February 28, 2002
--------------------------------------------------------------------------------
Fund Objective:
The Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations as is consistent with prudent investment management and preservation of capital.
--------------------------------------------------------------------------------
Total Fund Net Assets:
$31.89 million
--------------------------------------------------------------------------------
Number of Holdings:
34
--------------------------------------------------------------------------------
Fund Start Date:
January 7, 1993
--------------------------------------------------------------------------------
Your Fund Managers:
Mitchell L. Conery
Patrick P. Coyne
--------------------------------------------------------------------------------
Nasdaq  Symbols:
Class A  DMUSX
Class B  DUIBX
Class C  DUICX


Fund Performance
Average Annual Total Returns
Through February 28, 2002           Lifetime   Five Years    One Year
--------------------------------------------------------------------------------
Class A (Est. 1/7/93)
Excluding Sales Charge               +5.84%     +5.31%       +6.46%
Including Sales Charge               +5.52%     +4.72%       +3.52%
--------------------------------------------------------------------------------
Class B (Est. 5/2/94)
Excluding Sales Charge               +4.76%     +4.42%       +5.56%
Including Sales Charge               +4.76%     +4.42%       +3.56%
--------------------------------------------------------------------------------
Class C (Est. 11/29/95)
Excluding Sales Charge               +4.41%     +4.42%       +5.56%
Including Sales Charge               +4.41%     +4.42%       +4.56%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results, excluding sales charges, assume either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 2.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 2% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free USA Intermediate Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Delaware National High-Yield Municipal Bond Fund

Fund Basics
As of February 28, 2002
--------------------------------------------------------------------------------
Fund Objective:
The Fund seeks a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.
--------------------------------------------------------------------------------
Total Fund Net Assets:
$97.66 million
--------------------------------------------------------------------------------
Number of Holdings:
91
--------------------------------------------------------------------------------
Fund Start Date:
September 22, 1986
--------------------------------------------------------------------------------
Your Fund Managers:
Mitchell L. Conery
Patrick P. Coyne
--------------------------------------------------------------------------------
Nasdaq  Symbols:
Class A  CXHYX
Class B  DVNYX
Class C  DVHCX


Fund Performance
Average Annual Total Returns
Through February 28, 2002    Lifetime    10 Years    Five Years    One Year
--------------------------------------------------------------------------------
Class A (Est. 9/22/86)
Excluding Sales Charge        +7.06%      +6.60%       +5.03%         +5.57%
Including Sales Charge        +6.80%      +6.19%       +4.22%         +1.60%
--------------------------------------------------------------------------------
Class B (Est. 12/18/96)
Excluding Sales Charge        +4.51%                   +4.30%         +4.87%
Including Sales Charge        +4.35%                   +3.97%         +0.87%
--------------------------------------------------------------------------------
Class C (Est. 5/26/97)
Excluding Sales Charge        +4.26%                                  +4.77%
Including Sales Charge        +4.26%                                  +3.77%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results, excluding sales charges, assume either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 3.75% and have an annual distribution and service fee of 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware National High-Yield Municipal Bond Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Statements of Net Assets                           Delaware Tax-Free USA Fund
                                                   February 28, 2002 (Unaudited)

                                                      Principal        Market
                                                        Amount         Value

Municipal Bonds - 98.85%

Airport/Airline Revenue Bonds - 3.43%
   Billings, Montana Airport
      Revenue 5.55% 7/1/09 (MBIA)                    $   125,000    $   135,600
   Houston, Texas Airport System
      Special Facilities Revenue
      (Continental Airlines Inc. Project)
      Series E 6.75% 7/1/29 (AMT)                      1,950,000      1,594,710
   Kenton County, Kentucky Airport Board
      Revenue (Delta Airlines Inc. Project)
      Series A 7.50% 2/1/12 (AMT)                      5,000,000      4,983,000
      Series B 7.25% 2/1/22                            3,750,000      3,676,275
   Minneapolis & St. Paul, Minnesota
      Metropolitan Airports
      Commission Special
      Facilities Revenue
      (Northwest Airlines Inc. Project)
      Series A 7.00% 4/1/25 (AMT)                      2,300,000      1,857,434
   New Jersey Economic Development
      Authority Special Facility Revenue
      (Continental Airlines Inc. Project)
      6.25% 9/15/29 (AMT)                              2,500,000      2,023,000
   Tulsa, Oklahoma
      Municipal Airport Trust Revenue
      (American Airlines Corp.)
      7.35% 12/1/11                                    4,500,000      4,254,255
                                                                    -----------
                                                                     18,524,274
                                                                    -----------
Continuing Care/Retirement Revenue Bonds - 2.64%
   Cass County, North Dakota
      Health Facilities Revenue
      (Catholic Health-Villa
      Nazareth Project) 6.25% 11/15/14                 1,000,000      1,043,020
   Clark County, Nevada
      Assisted Living Facility Revenue
      (Homestead Boulder City Project/
      Volunteers of America Care Facility)
      6.50% 12/1/27                                    2,075,000      1,863,350
   Delaware County, Pennsylvania
      Authority Revenue
      (Main Line & Haverford Nursing
      and Rehabilitation Center)
      9.00% 8/1/22                                     1,895,000      1,711,735
   Gainesville & Hall County, Georgia
      Development Authority Revenue
      (Lanier Village Estates)
      Series C 7.25% 11/15/29                          1,000,000      1,001,220
   Grand Forks, North Dakota
      Senior Housing Revenue
      (4000 Valley Square Project)
      6.25% 12/1/34                                    2,000,000      1,547,340
   Lucas County, Ohio
      Health Care Facility Revenue
      (Sunset Retirement Communities)
      Series A 6.625% 8/15/30                          2,000,000      2,073,860

                                                      Principal         Market
                                                       Amount           Value

Municipal Bonds (continued)

Continuing Care/Retirement Revenue Bonds (continued)
   Middlesex County, New Jersey
      Improvement Authority Revenue
      (Senior Citizens Housing Project)
      5.50% 9/1/20 (AMBAC) (AMT)                    $   200,000     $   208,478
   North Carolina Medical Care Commission
      Health Care Facilities Revenue
      (Baptist Retirement Homes of North
      Carolina, Inc.)
      Series A 6.40% 10/1/31                          1,900,000       1,904,484
   Waukesha, Wisconsin Housing
      Authority (Westgrove Wood)
      Series A 6.00% 12/1/31 (GNMA)                   1,500,000       1,541,715
   Waukesha, Wisconsin Redevelopment
      Authority Housing Revenue
      (Presbyterian Homes
      Partners Project)
      7.50% 6/1/25                                      900,000         906,993
   Wauwatosa, Wisconsin
      Housing Authority Revenue
      (Harwood Place Inc.)
      Series A 5.75% 12/1/08                            480,000         480,346
                                                                    -----------
                                                                     14,282,541
                                                                    -----------
General Obligation Bonds - 4.44%
   California State Unlimited Tax
      Series B 5.00% 2/1/29                          10,470,000      10,176,839
   Freehold Township, New Jersey
      Board of Education
      5.40% 7/15/23 (FSA)                                50,000          51,267
   Johnson County, Kansas Improvement
      Series A 6.125% 9/1/12                            340,000         351,319
   Meridian Metropolitan District
      Colorado Series A
      5.00% 12/1/25 (Asset Gty)                       5,600,000       5,385,016
   Montana State Water Pollution
      Control Revolving Fund Series B
      5.60% 7/15/20                                     100,000         106,362
   New York City, New York
      Series H 6.125% 8/1/25                          5,000,000       5,330,600
   Westlake, Texas
      Certificates of Obligation
      5.80% 5/1/32                                    2,585,000       2,603,845
                                                                    -----------
                                                                     24,005,248
                                                                    -----------
Higher Education Revenue Bonds - 8.75%
   Florida State University
      Financial Assistance Educational
      & Athletic Facilities
      Improvement Revenue (Seminole Boosters)
      5.00% 10/1/31 (AMBAC)                           3,000,000       2,894,370
   Fulton County, Georgia
      Development Authority Revenue
      (Georgia Tech Foundation
      Funding) Series A
      5.00% 11/1/31                                   7,550,000       7,428,974

Statements of Net Assets (continued)                  Delaware Tax-Free USA Fund

                                                  Principal            Market
                                                   Amount              Value

Municipal Bonds (continued)

Higher Education Revenue Bonds (continued)
   Higher Education Student Assistance
      Authority New Jersey Student
      Loan Revenue Series A
      6.10% 6/1/16 (AMT) (MBIA)                    $   100,000      $   108,731
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue (Nichols College) Series C
      6.00% 10/1/17                                  1,000,000          909,020
      6.125% 10/1/29                                 1,400,000        1,193,318
   Missouri State Health & Educational
      Facilities Authority Revenue
      (Washington University)
      Series A 5.125% 6/15/41                       10,000,000       10,007,300
   Montana State Higher Education
      Student Assistance Corporation
      Student Loan Revenue
      Series B 6.40% 12/1/32                           600,000          620,202
   New Hampshire Higher Educational &
      Health Facilities Authority Revenue
      (New Hampton School Issue)
      5.375% 10/1/28                                 3,070,000        2,702,091
   New Jersey State Educational
      Facilities Authority Revenue
      (Beth Medrash Govoha America)
      Series G 6.375% 7/1/20                         1,000,000        1,041,290
      (Bloomfield College)
      Series A 6.85% 7/1/30                            300,000          313,200
      (Georgian Court College Project)
      Series B 5.20% 7/1/15                            200,000          201,724
      (Montclair State University)
      Series F 5.40% 7/1/25 (AMBAC)                     30,000           30,722
      (Rowan University)
      Series C 5.25% 7/1/19 (FGIC)                     100,000          104,000
      (University of Medicine &
      Dentistry)
      Series B 5.25% 12/1/21 (AMBAC)                    50,000           50,953
   New Mexico Educational Assistance
      Foundation Student Loan Revenue
      6.65% 11/1/25                                  1,000,000        1,032,660
  +New York State Dormitory Authority
      Revenues (Drivers-107)
      Inverse Floater
      16.957% 5/15/15 (MBIA)                        10,500,000       13,095,391
   North Dakota State University
      Agriculture & Applied
      Science University Revenue
      6.30% 4/1/07                                     250,000          261,445
      6.50% 4/1/12                                     500,000          522,940
   Payne County, Oklahoma
      Economic Development Authority
      Student Housing Revenue
      (Collegiate Housing Foundation-
      Oklahoma State University)
      Series A 6.375% 6/1/30                         4,000,000        4,058,120

                                                  Principal            Market
                                                   Amount              Value

Municipal Bonds (continued)

Higher Education Revenue Bonds (continued)
   Winfield, Kansas
      Educational Facilities Revenue
      (Southwestern College)
      5.75% 4/1/22                                  $   680,000     $   681,516
                                                                    -----------
                                                                     47,257,967
                                                                    -----------
Highway & Toll Road Revenue Bonds - 6.20%
   New Jersey State Highway Authority
      Garden State Parkway General
      Revenue (Senior Parkway)
      5.50% 1/1/14 (FGIC)                             5,000,000       5,534,750
      5.50% 1/1/15 (FGIC)                             7,310,000       8,088,223
   Ohio State Turnpike Commission
      Revenue Series A
      5.50% 2/15/24 (FGIC)                            5,000,000       5,432,550
      5.50% 2/15/26                                   2,590,000       2,817,298
   Oklahoma State Turnpike Authority
      Revenue (First Senior)
      6.00% 1/1/22                                    1,500,000       1,504,185
   Pennsylvania State
      Turnpike Commission
      5.00% 7/15/41 (AMBAC)                          10,500,000      10,123,470
                                                                    -----------
                                                                     33,500,476
                                                                    -----------
Hospital Revenue Bonds - 4.96%
   Cando, North Dakota
      Nursing Facility Revenue
      (Towner County Medical
      Center Project)
      7.125% 8/1/22                                   1,000,000       1,011,860
   Carrington, North Dakota
      Health Facilities Revenue
      (Carrington Health Center Project)
      6.25% 11/15/15                                    500,000         513,990
   Charlotte-Mecklenburg, North Carolina
      Hospital Authority
      Health Care System Revenue
      (Carolinas Healthcare System)
      Series A 5.00% 1/15/31                          4,000,000       3,877,959
   Chatham County, Georgia
      Hospital Authority Revenue
      (Memorial Health Medical Center)
      Series A 6.125% 1/1/24                          1,000,000       1,036,330
   Fargo, North Dakota
      Hospital Revenue
      (St. Luke's Hospital Project)
      6.50% 6/1/15                                    1,000,000       1,034,350
   Grand Forks, North Dakota
      Health Care Facilities Revenue
      (United Hospital Obligated Group)
      6.25% 12/1/19 (MBIA)                              250,000         273,935
      (Altru Health Systems
      Obligated Group)
      7.125% 8/15/24                                  1,005,000       1,074,486

   Statements
             of Net Assets (continued)               Delaware Tax-Free USA Fund

                                                         Principal     Market
                                                           Amount      Value

Municipal Bonds (continued)

Hospital Revenue Bonds (continued)
   Illinois Health Facilities Authority
      Revenue (Loyola University Health System)
      Series A 6.125% 7/1/31                        $ 2,000,000     $ 2,013,940
   Massachusetts State
      Health & Educational Facilities
      Authority Revenue
      (Covenant Health)
      6.00% 7/1/31                                    1,000,000         984,310
   Mississippi Development
      Bank Special Obligation
      (Madison County Hospital Project)
      6.30% 7/1/22                                    2,070,000       2,210,574
   New Jersey Health Care Facilities
      Financing Authority Revenue
      (Atlantic Health Systems Hospital)
      Series A 5.00% 7/1/27                             150,000         149,562
      (JFK Medical Center/Hartwyck)
      5.00% 7/1/18                                      100,000         101,184
   Olathe, Kansas Health Facilities
      Revenue (Evangelical Lutheran
      Good Samaritan Project)
      6.00% 5/1/19 (AMBAC)                              250,000         263,355
      (Olathe Medical Center)
      Series A 5.875% 9/1/16 (AMBAC)                    100,000         100,620
   Philadelphia, Pennsylvania
      Hospitals & Higher Education
      Facilities Authority Hospital Revenue
      (Jeanes Health System Project)
      6.85% 7/1/22                                    6,000,000       6,108,179
   Royston, Georgia
      Hospital Authority
      Revenue Certificates
      (Ty Cobb Healthcare Systems Inc.)
      6.375% 7/1/14                                     775,000         755,253
   South Carolina Jobs Economic
      Development Authority Hospital
      Facilities Revenue
      (Georgetown Memorial Hospital)
      5.375% 2/1/30 (Asset Gty)                       2,150,000       2,134,542
   Westmoreland County, Pennsylvania
      Industrial Development Authority
      Hospital Revenue
      (Citizens General Hospital)
      5.25% 7/1/15                                      365,000         365,803
   Wichita, Kansas Hospital Revenue
      (via Christi Regional Medical Center)
      Series III 5.625% 11/15/31                      2,000,000       2,022,280
      Series XI 6.25% 11/15/24                          750,000         789,593
                                                                    -----------
                                                                     26,822,105
                                                                    -----------
Housing Revenue Bonds - 3.30%
   Carlsbad, New Mexico
      Housing Corporation Multifamily
      Revenue (Colonial Hillcrest)
      7.375% 8/1/27                                   1,000,000         978,080

                                                         Principal     Market
                                                           Amount      Value

Municipal Bonds (continued)

Housing Revenue Bonds (continued)
   Green Bay, Wisconsin
      Housing Authority Multifamily
      Revenue (Moriane Ridge Limited)
      Series A 6.15% 12/1/30 (AMT) (FHA)              $  985,000     $1,041,303
   Kansas State Development
      Finance Authority Revenue
      (Martin Creek Place)
      Series E 6.50% 8/1/24 (FHA)                         50,000         50,953
   Massachusetts State Housing Finance
      Agency Revenue Single Family
      Mortgage Series 22 6.95% 6/1/16                  2,140,000      2,188,705
   Milwaukee, Wisconsin Redevelopment
      Authority Multifamily Revenue
      (City Hall Square)
      6.30% 8/1/38 (AMT) (FHA)                         1,455,000      1,494,780
   Minot, North Dakota
      Single Family Mortgage Revenue
      7.70% 8/1/10                                        75,000         77,661
   New Jersey State Housing & Mortgage
      Finance Agency Multifamily
      Housing Revenue Series A
      5.65% 5/1/40 (AMBAC) (AMT) (FHA)                    50,000         50,940
   New Mexico Mortgage Finance Authority
      Series B 6.75% 7/1/25
      (FNMA) (GNMA)                                      900,000        933,687
      Series E 6.95% 1/1/26
      (FNMA) (GNMA)                                      995,000      1,078,162
      Series F 6.85% 1/1/21
      (FNMA) (GNMA)                                    1,140,000      1,221,829
   North Dakota State Housing Finance
      Agency Multifamily Revenue
      6.15% 12/1/17 (FNMA)                             1,300,000      1,339,793
   North Dakota State Housing
      Finance Agency Revenue
      6.25% 1/1/17 (AMT)                               1,810,000      1,909,567
      Series A 6.30% 7/1/16 (AMT)                      1,530,000      1,618,771
      Series E 6.30% 1/1/15                              505,000        528,765
   North Dakota State Housing
      Finance Agency Single Family
      Mortgage Revenue Series A
      6.75% 7/1/12 (FHA) (FMHA)                          115,000        117,172
      6.95% 7/1/12                                       175,000        177,930
   Olathe, Kansas Multifamily Housing
      (Deerfield Apartments Project)
      Series A 6.45% 6/1/19 (FNMA)                       250,000        260,728
      (Jefferson Place Apartments Project)
      Series B 6.10% 7/1/22                              300,000        304,404
   Santa Fe, New Mexico
      Single Family Mortgage Revenue
      6.20% 11/1/16 (FNMA) (GNMA)                        530,000        533,938

   Statements
             of Net Assets (continued)               Delaware Tax-Free USA Fund


                                                     Principal         Market
                                                      Amount           Value

Municipal Bonds (continued)

Housing Revenue Bonds (continued)
   Southeastern New Mexico Affordable
      Housing Corporation
      Multifamily Revenue
      (Casa Hermosa Apartments)
      7.25% 12/1/27                                  $ 1,000,000    $   907,460
   Tennessee Housing Development
      Agency Mortgage Finance
      Series B 6.60% 7/1/25 (AMT)                        550,000        564,504
   Utah State Housing Finance Agency
      Single Family Mortgage
      Finance Series A
      7.20% 1/1/27 (AMT) (FHA) (VA)                      425,000        447,984
                                                                    -----------
                                                                     17,827,116
                                                                    -----------
Industrial Development Revenue Bonds - 8.72%
   Alliance, Texas Airport Authority
      Special Facilities Revenue
      (Federal Express Corp. Project)
      6.375% 4/1/21 (AMT)                              2,000,000      2,048,920
   Ashland, Kentucky Sewer &
      Solid Waste Revenue
      (Ashland, Inc. Project)
      7.125% 2/1/22 (AMT)                             10,800,000     11,454,912
   Columbus, Kansas Industrial Revenue
      (ACE Electrical Acquisition)
      7.00% 8/1/17 (AMT)                                 800,000        762,824
   De Soto Parish, Louisiana
      Environmental Improvement
      Revenue (International Paper Co.
      Project) Series B
      6.375% 5/1/25 (AMT)                              2,900,000      2,982,563
   Indianapolis, Indiana
      Airport Authority Revenue
      (Federal Express Corp. Project)
      7.10% 1/15/17                                    7,800,000      8,250,840
   Lee County, Iowa
      Urban Renewal Revenue
      (Keokuk Waste Treatment Plant)
      6.40% 6/1/07 (LOC)                                 500,000        516,000
   Luzerne County, Pennsylvania
      Industrial Development Authority
      (Pennsylvania Gas &
      Water Co. Project) Series A
      7.00% 12/1/17 (AMBAC) (AMT)                      4,000,000      4,489,760
   Manhattan, Kansas
      Industrial Revenue
      (Farrar Corp. Project)
      7.00% 8/1/14 (AMT)                                 400,000        412,436
   Milwaukee, Wisconsin
      Redevelopment Authority Revenue
      (Goodwill Industries Inc. Project)
      6.35% 10/1/09                                    2,000,000      2,042,800

                                                     Principal         Market
                                                      Amount           Value

Municipal Bonds (continued)

Industrial Development Revenue Bonds (continued)
   Pennsylvania Economic Development
      Financing Authority
      Wastewater Treatment Revenue
      (Sun Co. Inc. -R & M Project)
      Series A 7.60% 12/1/24 (AMT)                   $ 6,000,000    $ 6,457,800
   Prattville, Alabama
      Industrial Development Board
      Environmental Improvement
      Revenue (International Paper Co.
      Project) Series A
      6.70% 3/1/24 (AMT)                               1,500,000      1,577,670
   Richmond County, Georgia
      Development Authority
      Environmental Improvement
      Revenue (International Paper Co.
      Project) Series B
      5.95% 11/15/25 (AMT)                             5,000,000      5,003,400
   West Allis, Wisconsin Community
      Development Authority Revenue
      (Poblocki Investments Ltd. Project)
      5.90% 5/1/03 (LOC)                               1,080,000      1,120,360
                                                                    -----------
                                                                     47,120,285
                                                                    -----------
Leases/Certificates of Participation - 0.95%
   Cudahy, Wisconsin Community
      Development Authority
      Lease Revenue
      6.00% 6/1/11                                     1,000,000      1,074,490
   Linn County, Kansas
      Certificates of Participation
      7.25% 3/1/13 (AMT)                                 350,000        343,518
   Madison, Wisconsin Community
      Development Authority Revenue
      (Monona Terrace Community Project)
      5.80% 3/1/05                                       125,000        134,978
      5.90% 3/1/06                                       365,000        391,619
      6.10% 3/1/10                                     1,500,000      1,615,020
   North Dakota State
      Building Authority Lease Revenue
      Series A 6.10% 12/1/16                           1,480,000      1,596,387
                                                                    -----------
                                                                      5,156,012
                                                                    -----------
Municipal Lease General Obligation Bonds - 0.42%
   Philadelphia, Pennsylvania
      Authority for Industrial Development
      Lease Revenue Series B
      5.25% 10/1/30 (FSA)                              2,250,000      2,265,345
                                                                    -----------
                                                                      2,265,345
                                                                    -----------
Other Revenue Bonds - 4.23%
   Alexandria, Virginia Industrial
      Development Authority Revenue
      (Institute for Defense Analyses)
      Series A 5.90% 10/1/30 (AMBAC)                   5,000,000      5,433,800

   Statements
             of Net Assets (continued)               Delaware Tax-Free USA Fund


                                                        Principal      Market
                                                           Amount      Value
Municipal Bonds (continued)

Other Revenue Bonds (continued)
   Austin, Texas Combined Utilities
      System Revenue
      (Subordinate Lien)
      5.25% 5/15/25 (MBIA)                          $ 5,000,000     $ 5,229,999
   Bettendorf, Iowa Urban Renewal
      Tax Increment Revenue Series A
      5.20% 6/1/02                                      330,000         332,274
      5.30% 6/1/03                                      345,000         355,550
      5.40% 6/1/04                                      365,000         380,899
      5.50% 6/1/05                                      385,000         403,796
      5.60% 6/1/06                                      405,000         426,983
      5.70% 6/1/07                                      425,000         448,265
      5.80% 6/1/08                                      450,000         471,870
      5.90% 6/1/09                                      800,000         835,080
   Iowa Finance Authority Underground
      Storage Tank Fund Revenue
      Series A 5.125% 7/1/14                          2,000,000       2,057,820
   Monmouth County, New Jersey
      Improvement Authority Revenue
      Governmental Loan
      5.45% 12/1/20 (AMBAC)                             150,000         157,847
   Rickenbacker, Ohio Port Authority
      Capital Funding Revenue
      (Oasbo Expanded Asset Pooled)
      Series A 5.375% 1/1/32                          2,000,000       1,995,420
   Santa Fe County, New Mexico
      Correctional System Revenue
      6.00% 2/1/27 (FSA)                              1,000,000       1,157,910
   Truth or Consequences, New Mexico
      Gross Receipts Tax Revenue
      6.30% 7/1/16                                    1,000,000       1,050,690
   Wisconsin Center District Tax Revenue
      (Junior Dedicated)
      5.25% 12/15/23 (FSA)                            2,000,000       2,091,600
                                                                    -----------
                                                                     22,829,803
                                                                    -----------
Parking Revenue Bonds - 0.01%
   Essex County, New Jersey Improvement
      Authority Parking Facility Revenue
      Series B 5.25% 10/1/27 (MBIA)                      40,000          40,770
                                                                    -----------
                                                                         40,770
                                                                    -----------
Pollution Control Revenue Bonds - 12.53%
   Claiborne County, Mississippi
      Pollution Control Revenue
      (System Energy
      Resources Inc. Project)
      7.30% 5/1/25                                    3,000,000       3,010,650
   Clark County, Nevada
      Industrial Development Revenue
      (Nevada Power Co. Project)
      Series C 7.20% 10/1/22                          8,000,000       8,198,320
   Farmington, New Mexico
      Pollution Control Revenue
      (El Paso Electric Co.)
      Series A 6.15%11/1/13                           1,000,000       1,007,770

                                                        Principal      Market
                                                           Amount      Value

Municipal Bonds (continued)

Pollution Control Revenue Bonds (continued)
   Forsyth, Montana
      Pollution Control Revenue
      (Montana Power Co.)
      Series A 6.125% 5/1/23 (AMBAC)                  $  100,000     $  105,639
   Mercer County, North Dakota
      Pollution Control Revenue
      (Basin Electric Power) Second Series
      6.05% 1/1/19 (AMBAC)                             1,000,000      1,065,520
      (Montana-Dakota
      Utilities Co. Project)
      6.65% 6/1/22 (FGIC)                                150,000        154,851
   Midland County, Michigan
      Economic Development
      Subordinate Limited Obligation
      (Midland Congeneration)
      Series A 6.875% 7/23/09 (AMT)                    3,050,000      3,166,419
   Mississippi Business Finance
      Corporation Pollution Control
      Revenue (System Energy
      Resources Inc. Project)
      5.875% 4/1/22                                      250,000        243,803
      5.90% 5/1/22                                     3,000,000      2,934,000
   New Hampshire State Business
      Finance Authority Pollution Control
      Revenue (Public Service Co. of
      New Hampshire) Series D
      6.00% 5/1/21 (AMT)                                 370,000        371,920
   Nez Perce County, Idaho
      Pollution Control Revenue
      (Potlatch Corp. Project)
      6.00% 10/1/24                                    1,900,000      1,758,602
   Petersburg, Indiana
      Pollution Control Revenue
      (Indianapolis Power &
      Light Co. Project)
      6.375% 11/2/29                                   7,500,000      7,267,350
      6.625% 12/1/24                                   5,000,000      5,080,850
   Sabine River Authority, Texas
      Pollution Control Revenue
      (Southwestern Electric Power Co.)
      6.10% 4/1/18 (MBIA)                              4,000,000      4,313,360
   Salem County, New Jersey
      Industrial Pollution Control
      Financing Authority Revenue
      (Public Service Electric & Gas Co.)
      Series D 6.55% 10/1/29 (MBIA)                      400,000        443,800
   Sweetwater County, Wyoming
      Pollution Control Revenue
      (Idaho Power Co. Project)
      Series A 6.05% 7/15/26                           5,000,000      5,145,150

     Statements
               of Net Assets (continued)             Delaware Tax-Free USA Fund

                                                         Principal      Market
                                                           Amount       Value

Municipal Bonds (continued)

Pollution Control Revenue Bonds (continued)
   West Feliciana Parish, Louisiana
      Pollution Control Revenue
      (Gulf States Utilities Co. Project)
      Series A 7.50% 5/1/15                          $22,700,000    $23,455,909
                                                                    -----------
                                                                     67,723,913
                                                                    -----------
Ports & Harbors Revenue Bonds - 0.03%
   Delaware River & Bay
      Authority Revenue
      5.25% 1/1/26 (FGIC)                                 50,000         50,788
   Port Authority of New York &
      New Jersey Consolidated 109th
      Series 5.375% 7/15/22 (FGIC)                       100,000        103,241
                                                                    -----------
                                                                        154,029
                                                                    -----------
Power Authority Revenue Bonds - 2.06%
   Chelan County, Washington
      Public Utilities District #001
      Consolidated Revenue
      (Chelan Hydro) Series B
      5.60% 1/1/36 (AMT) (MBIA)                        5,000,000      5,098,300
   Los Alamos, New Mexico
      Utility System Revenue
      Series A 6.00% 7/1/15 (FSA)                      1,000,000      1,084,170
   Northern Minnesota Municipal Power
      Agency Electric System Revenue
      Series A 5.00% 1/1/21                            4,000,000      3,963,600
 ++South Carolina State Public Service
      Authority Revenue
      Series A 5.125% 1/1/21 (FSA)                     1,000,000      1,001,810
                                                                    -----------
                                                                     11,147,880
                                                                    -----------
*Pre-Refunded/Escrowed to Maturity Bonds - 17.11%
   Delaware State Economic
      Development Authority Revenue
      First Mortgage (Peninsula United
      Methodist Homes) Series A
      8.50% 5/1/22-02                                  3,045,000      3,142,958
   Douglas County, Kansas
      Unified School District #497
      Series A 6.00% 9/1/15-03                           250,000        264,120
   **Intermountain Power Agency,
      Utah Power Supply
      Revenue Capital Appreciation
      Series D 9.251% 7/1/20-02                       95,575,000     19,599,564
   Jefferson County, Kansas
      Unified School District #340
      6.35% 9/1/15-04 (FSA)                              250,000        275,215
   Johnson County, Kansas Improvement
      Series A 6.125% 9/1/12-02                          260,000        268,788
   Kansas City, Kansas Community
      College Student Center
      System Revenue
      6.25% 5/15/20-02 (MBIA)                            300,000        303,096
   Kansas City, Kansas Utility System
      Revenue 6.375% 9/1/23-04 (FGIC)                    295,000        330,518

                                                         Principal      Market
                                                           Amount       Value

Municipal Bonds (continued)

*Pre-Refunded/Escrowed to Maturity Bonds (continued)
    Kansas State Development
       Finance Authority Revenue
       Water Pollution Control
       Series II 6.00% 11/1/14-03                   $   250,000     $   271,328
   Lafayette Yard, New Jersey
       Community Development
       (Conference Center
       Project-Trenton Guaranteed)
       5.625% 4/1/21-10 (MBIA)                          100,000         112,860
   Louisiana Public Facilities
       Authority Hospital Revenue
       (Southern Baptist Hospital, Inc.
       Project) 8.00% 5/15/12
       (Escrowed to Maturity)                         7,660,000       9,239,186
   Michigan State Hospital Finance
       Authority Revenue (Genesys
       Health Systems) Series A
       7.50% 10/1/27-05                               8,130,000       9,452,426
       8.125% 10/1/21-05                              4,000,000       4,805,960
   Newark, New Jersey
       School Qualified Board Act
       5.30% 9/1/15-06 (MBIA)                            50,000          52,009
   Oklahoma State Turnpike Authority
       Revenue (First Senior) 6.00% 1/1/22
       (Escrowed to Maturity)                        13,535,000      15,587,988
   Puerto Rico Commonwealth
       Infrastructure Financing Authority
       Special Series A 5.375% 10/1/24
       (Escrowed to Maturity)                           150,000         156,855
   Puerto Rico Electric Power
       Authority Revenue
       6.25% 7/1/17-02                                1,000,000       1,031,780
   Puerto Rico Municipal Finance Agency
       6.00% 7/1/14-04 (FSA)                          3,500,000       3,877,685
   Puerto Rico Telephone Authority
       Revenue 5.50% 1/1/22-03                        2,120,000       2,224,134
   Sedgwick County, Kansas
       Unified School District
       #265 Goddard
       5.50% 10/1/13-04 (FSA)                           250,000         270,668
       #266 Maize Series B
       5.875% 9/1/12-03 (FSA)                           250,000         264,843
       #267 6.15% 11/1/09-05 (AMBAC)                    250,000         280,363
   **Southeast Wisconsin
       Professional Baseball Park
       District League Certificates
       5.55% 12/15/15
       (Escrowed to Maturity) (MBIA)                  1,000,000         518,330
       5.60% 12/15/16
       (Escrowed to Maturity) (MBIA)                  1,000,000         487,140
   Southeast Wisconsin
      Professional Baseball Park
      District Sales Tax Revenue
      5.80% 12/15/26-07 (MBIA)                        1,000,000       1,123,160

     Statements
               of Net Assets (continued)             Delaware Tax-Free USA Fund

                                                       Principal       Market
                                                        Amount          Value

Municipal Bonds (continued)

*Pre-Refunded/Escrowed to Maturity Bonds (continued)
   Superior, Wisconsin
      Redevelopment Authority Revenue
      (Superior Memorial Hospital)
      5.80% 5/1/10-02 (FHA)                         $   250,000    $   256,885
   Tampa, Florida Revenue
      (Florida Aquarium Inc. Project)
      7.75% 5/1/27-02                                14,000,000     14,427,839
   Virgin Islands Public Finance
      Authority Revenue Series A
      7.30% 10/1/18
      (Escrowed to Maturity)                          2,200,000      2,803,240
   Wisconsin Housing Finance
      Authority Revenue
      6.10% 6/1/21-17 (FHA)                             940,000      1,043,033
                                                                   -----------
                                                                    92,471,971
                                                                   -----------
Recreational Area Revenue Bonds - 0.17%
   Santa Fe, New Mexico
      Municipal Recreation Complex
      Net Revenue 5.625% 12/1/23                        925,000        893,957
                                                                   -----------
                                                                       893,957
                                                                   -----------
Sales Tax Revenue Bonds - 1.11%
   Southeast Wisconsin Professional
      Baseball Park District Sales
      Tax Revenue Series A
      5.50% 12/15/26 (MBIA)                           5,500,000      5,974,430
                                                                   -----------
                                                                     5,974,430
                                                                   -----------
School District General Obligation Bonds - 1.51%
   Cascade County, Montana
      High School Building
      5.60% 7/1/20 (FGIC)                               165,000        176,184
   Flathead County, Montana
      School District #6 Columbia Falls
      5.65% 7/1/19 (FSA)                                115,000        123,156
   Lewisville, Texas
      Independent School District
      6.15% 8/15/21 (PSF)                             2,160,000      2,354,508
   Manchester, Michigan
      Community Schools
      5.00% 5/1/31 (QSBLF)                            1,000,000        972,260
   Missoula County, Montana
      High School District #1 Building
      5.50% 7/1/20                                      150,000        158,670
   Reeths-Puffer, Michigan Schools
      5.00% 5/1/27                                    4,250,000      4,160,325
   Sparta Township, New Jersey
      School District
      5.00% 9/1/20 (MBIA)                               200,000        202,046
                                                                   -----------
                                                                     8,147,149
                                                                   -----------

                                                       Principal       Market
                                                        Amount          Value

Municipal Bonds (continued)

Territorial General Obligation Bonds (continued)
   Puerto Rico Commonwealth
      Public Improvement
      5.125% 7/1/30 (FSA)                           $ 1,500,000    $ 1,511,190
      5.375% 7/1/21 (MBIA)                               50,000         51,962
      5.375% 7/1/25                                      50,000         50,691
      Series A 5.125% 7/1/31                         15,000,000     14,843,999
      Series A 5.50% 7/1/19 (MBIA)                   10,000,000     11,022,500
                                                                   -----------
                                                                    27,480,342
                                                                   -----------
Territorial Revenue Bonds - 6.05%
   Puerto Rico Commonwealth
      Highway & Transportation
      Authority Revenue
      Series D 5.25% 7/1/38                           6,000,000      6,006,660
      Series W 5.50% 7/1/15 (MBIA)                      100,000        112,460
      Series X 5.25% 7/1/21                           1,500,000      1,508,790
      Series Y 5.00% 7/1/36                           2,000,000      1,946,120
      Series Y 5.50% 7/1/26                           1,250,000      1,281,125
   Puerto Rico Commonwealth
      Industrial Development
      Company
      General Purpose Revenues
      Series B 5.375% 7/1/16                          1,000,000      1,043,640
   Puerto Rico Commonwealth
      Infrastructure Financing
      Authority Special Series A
      5.00% 7/1/21 (AMBAC)                              100,000        100,930
   Puerto Rico Electric Power
      Authority Revenue
      Series II 5.25% 7/1/31                          7,000,000      7,032,199
      Series U 6.00% 7/1/14                           2,550,000      2,746,529
      Series X 5.50% 7/1/25                             100,000        101,437
      Series Z 5.25% 7/1/21                             600,000        603,516
   Puerto Rico Housing Bank &
      Finance Agency Single Family
      Mortgage Revenue
      6.25% 4/1/29
      (AMT) (FHLMC) (FNMA) (GNMA)                     1,240,000      1,291,336
   Puerto Rico Industrial Medical &
      Environmental Pollution
      Control
      Facilities Financing
      Authority
      Revenue (PepsiCo Inc.
      Project)
      6.25% 11/15/13                                  1,100,000      1,166,407
   Puerto Rico Industrial Tourist
      Educational, Medical &
      Environmental Control
      Facilities
      (Ana G. Mendez
      University System Project)
      5.375% 2/1/19                                     150,000        148,842
      (Hospital Auxilio Mutuo
      Obligated Group)
      Series A 6.25% 7/1/24 (MBIA)                    1,200,000      1,306,956
      (Polytechnic University
      Project)
      Series A 6.50% 8/1/24                           1,995,000      2,072,705

Statements
     of Net Assets (continued)                        Delaware Tax-Free USA Fund

                                                    Principal          Market
                                                       Amount           Value

Municipal Bonds (continued)

Territorial Revenue Bonds (continued)
   Puerto Rico Public Buildings Authority
      Guaranteed Education & Health
      Facilities Series M 5.50% 7/1/21               $ 1,100,000    $ 1,118,513
   Puerto Rico Public Buildings Authority
      Revenue Series L 5.75% 7/1/16                    1,000,000      1,029,700

   Puerto Rico Public Finance
      Corporation Commonwealth
      Appropriation Series A
      5.00% 8/1/21 (MBIA)                                230,000        232,489
      5.00% 6/1/26 (FSA)                                 150,000        150,215
   University of Puerto Rico Revenues
      Series O 5.375% 6/1/20 (MBIA)                      175,000        183,055
   Virgin Islands Water & Power
      Authority Electric System Revenue
      5.30% 7/1/18                                     1,000,000        983,090
   Virgin Islands Water & Power Authority
      Water System Revenue
      5.50% 7/1/17                                       510,000        501,922
                                                                    -----------
                                                                     32,668,636
                                                                    -----------
Transportation Revenue Bonds - 0.18%
   Director State, Nevada Department of
      Business & Industry (Las Vegas
      Monorail Project) 2nd Tier
      7.375% 1/1/40                                    1,000,000        972,730
                                                                    -----------
                                                                        972,730
                                                                    -----------
Water & Sewer Revenue Bonds - 4.96%
   Atlanta, Georgia Water & Wastewater
      Revenue Series A
      5.00% 11/1/39 (MBIA)                             6,500,000      6,336,005
   Houston, Texas Water &
      Sewer System Revenue
      (Junior Lien) Series A
      5.75% 12/1/32                                    3,000,000      3,374,250
   Iowa Finance Authority Revenue
      (State Revolving Fund)
      Combined Series
      5.20% 5/1/23                                     1,400,000      1,502,186
      6.25% 5/1/24                                     1,750,000      1,916,530
   Kansas City, Kansas Utility System
      Revenue 6.375% 9/1/23 (FGIC)                       605,000        668,102
   Louisville & Jefferson County, Kentucky
      Metropolitan Sewer District
      Sewer & Drain System Series A
      5.00% 5/15/36 (MBIA)                            10,000,000      9,773,299
   Wanaque Borough, New Jersey
      Sewer Authority Revenue
      5.25% 12/1/21                                       50,000         49,601

                                                    Principal          Market
                                                       Amount           Value

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
   West Virginia State Water
      Development Authority Revenue
      (Loan Program III) Series A
      6.375% 7/1/39 (AMBAC) (AMT)                $   2,890,000    $   3,163,770

                                                                  -------------
                                                                     26,783,743
                                                                  -------------
Total Municipal Bonds
   (cost $507,389,616)                                              534,050,722
                                                                  -------------
Total Market Value of Securities - 98.85%
   (cost $507,389,616)                                              534,050,722
Receivables and Other Assets
   Net of Liabilities - 1.15%                                         6,237,664
                                                                  -------------
Net Assets Applicable to 48,490,065
   Shares Outstanding - 100.00%                                   $ 540,288,386

                                                                  -------------

Net Asset Value - Delaware Tax-Free USA
   Fund Class A
   ($495,414,108 / 44,462,666 Shares)                             $       11.14
                                                                  -------------
Net Asset Value - Delaware Tax-Free USA
   Fund Class B
   ($38,992,422 / 3,499,510 Shares)                               $       11.14
                                                                  -------------
Net Asset Value - Delaware Tax-Free USA
   Fund Class C
   ($5,881,856 / 527,889 Shares)                                  $       11.14
                                                                  -------------
Components of Net Assets at February 28, 2002:
Shares of beneficial interest
   (unlimited authorization -- no par)                            $ 539,820,406
Accumulated net realized loss on investments                        (26,193,126)
Net unrealized appreciation of investments                           26,661,106
                                                                  -------------
Total net assets                                                  $ 540,288,386
                                                                  -------------

* For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
** Zero Coupon Bond. The interest rate shown is the yield at the time of purchase.
+ An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 28, 2002.
++  When-issued security.

                                                      Delaware Tax-Free USA Fund

Statements
       of Net Assets (continued)

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
Asset Gty - Insured by the Asset Guaranty Insurance Company FGIC - Insured by the Financial Guaranty Insurance Company FHA - Insured by the Federal Housing Authority
FHLMC - Insured by the Federal Home Loan Mortgage Corporation FMHA - Insured by the Farmers Home Administration
FNMA - Insured by Fannie Mae
FSA - Insured by Financial Security Assurance
GNMA - Insured by Ginnie Mae
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association PSF - Insured by the Permanent School Fund
QSBLF - Insured by the Qualified School Bond Loan Fund
VA - Insured by the Veterans Administration

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free USA Fund
Net asset value Class A (A)                             $ 11.14
Sales charge (3.75% of offering price, or 3.86%
   of amount invested per share) (B)                       0.43
                                                        -------
Offering price                                          $ 11.57
                                                        -------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

                                                  Delaware Tax-Free Insured Fund
                                                  February 28, 2002 (Unaudited)

Statements
      of Net Assets (continued)

                                                        Principal       Market
                                                         Amount          Value

Municipal Bonds - 100.22%

Airport/Airline Revenue Bonds - 3.31%
   Dallas-Fort Worth, Texas
      International Airport Facilities
      Improvement Corporation
      Revenue Refunding
      (American Airlines)
      Series C 6.15% 5/1/29                            $  900,000    $  816,714
   Dallas-Fort Worth, Texas
      International Airport Revenue
      Refunding & Improvement Series A
      5.50% 11/1/31 (FGIC)                              1,500,000     1,511,625
                                                                     ----------
                                                                      2,328,339
                                                                     ----------
Convention Center/Stadium Revenue Bonds - 3.72%
   Harris County - Houston, Texas
      Sports Authority Revenue
      Senior Lien Series G
      5.25% 11/15/30                                    1,500,000     1,498,770
   Tampa, Florida Sports Authority
      Revenue (Tampa Bay
      Arena Project) Sales Tax
      5.75% 10/1/20 (MBIA)                              1,000,000     1,119,220
                                                                     ----------
                                                                      2,617,990
                                                                     ----------
General Obligation Bonds - 3.79%
   Melrose Park, Illinois Tax Increment
      Series B 6.00% 12/15/19 (FSA)                     1,250,000     1,372,975
   Vancouver, Washington Limited Tax
      5.50% 12/1/25 (AMBAC)                             1,250,000     1,295,138
                                                                     ----------
                                                                      2,668,113
                                                                     ----------
Higher Education Revenue Bonds - 5.28%
   Amherst, New York
      Industrial Agency Civic Facilities
      Revenue (UBF Faculty Student
      Housing) Series A
      5.75% 8/1/30 (AMBAC)                              1,300,000     1,410,877
   Florida Educational and Athletic
      Facilities Improvement Revenue
      (Florida State University Assistance)
      5.00% 10/1/31 (AMBAC)                             1,000,000       964,790
   Massachusetts State Industrial
      Finance Agency Revenue Higher
      Education (Clark University Project)
      6.10% 7/1/16                                      1,250,000     1,340,438
                                                                     ----------
                                                                      3,716,105
                                                                     ----------
Hospital Revenue Bonds - 6.43%
   Chatham County, Georgia
      Hospital Authority Revenue
      (Memorial Health Medical Center)
      Series A 6.125% 1/1/24                            1,000,000     1,036,330
   Jacksonville, Florida Economic
      Development Commission
      Health Care Facilities Revenue
      (Mayo Clinic Jacksonville) Series B
      5.50% 11/15/36                                    1,000,000     1,008,050

                                                        Principal       Market
                                                         Amount          Value

Municipal Bonds (continued)

Hospital Revenue Bonds (continued)
   Palm Beach County, Florida
      Health Facilities Authority
      Revenue Refunding Hospital
      (Boca Raton Community Hospital)
      5.625% 12/1/31                                   $1,500,000    $1,484,880
   Wichita, Kansas Hospital Revenue
      (Via Christi Health System)
      Refunding & Improvement
      Facilities Series III 5.50% 11/15/25              1,000,000     1,000,310
                                                                     ----------
                                                                      4,529,570
                                                                     ----------
Housing Revenue Bonds - 8.53%
   Illinois Development Finance Authority
      Revenue Refunding (Section 8)
      Series A 5.80% 7/1/28 (FHA) (MBIA)                2,790,000     2,877,299
   Illinois Housing Development Authority
      Multi Family Revenue Housing
      (Crystal Lake Preservation)
      5.80% 12/20/41 (GNMA)                             2,000,000     2,089,200
   New Mexico Mortgage Finance
      Authority (Single Family
      Mortgage Program) Series C
      6.20% 7/1/26 (FNMA) (GNMA)                        1,000,000     1,043,620
                                                                     ----------
                                                                      6,010,119
                                                                     ----------
Industrial Development Revenue Bonds - 1.59%
   Luzerne County, Pennsylvania
      Industrial Development Authority
      (Pennsylvania Gas &
      Water Co. Project) Series A
      7.00% 12/1/17 (AMBAC) (AMT)                       1,000,000     1,122,440
                                                                     ----------
                                                                      1,122,440
                                                                     ----------
Municipal Lease General Obligation Bonds - 2.86%
   Philadelphia, Pennsylvania Authority
      for Industrial Development Lease
      Revenue Series B 5.25% 10/1/30 (FSA)              2,000,000     2,013,640
                                                                     ----------
                                                                      2,013,640
                                                                     ----------
Other Revenue Bonds - 9.01%
   Alexandria, Virginia Industrial
      Development Authority Revenue
      (Institute for Defense Analyses)
      Series A 5.90% 10/1/30 (AMBAC)                    1,000,000     1,086,760
   Austin, Texas Revenue Refunding
      Subordinate Lien
      5.25% 5/15/20 (MBIA)                              5,000,000     5,261,450
                                                                     ----------
                                                                      6,348,210
                                                                     ----------

Pollution Control Revenue Bonds - 15.27%
   De Soto Parish, Louisiana Environmental
      Improvement Revenue (International
      Paper Co. Project) Series B 6.375%
      5/1/25 (AMT)                                      1,000,000     1,028,470

                                                Delaware Tax-Free Insured Fund

Statements
     of Net Assets (continued)

                                                        Principal       Market
                                                         Amount          Value

Municipal Bonds (continued)

Pollution Control Revenue Bonds (continued)
   Maricopa County, Arizona
      Pollution Control Corporation
      Pollution Control Revenue Refunding
      (El Paso Electric Company)
      Series A 6.375% 8/1/15
      Mandatory Put 8/1/05                           $ 1,000,000    $ 1,056,580
   Mason County, West Virginia
      Pollution Control Revenue
      (Appalachian Power Co. Project)
      Series K 6.05% 12/1/24 (AMBAC)                   3,000,000      3,220,080
   Petersburg, Indiana
      Pollution Control Revenue
      (Indianapolis Power & Light
      Co. Project) 6.375% 11/2/29 (AMT)                1,500,000      1,453,470
   Salem County, New Jersey
      Industrial Pollution Control
      Financing Authority Revenue
      (Public Service Electric & Gas Co.)
      Series D 6.55% 10/1/29 (MBIA)                    3,600,000      3,994,199
                                                                    -----------
                                                                     10,752,799
                                                                    -----------
*Pre-Refunded/Escrowed to Maturity Bonds - 15.14%
   Michigan State Hospital Finance Authority Revenue
      (Genesys Health Systems) Series A
      7.50% 10/1/27-05                                 1,500,000      1,743,990
   Regional Transportation Authority
      Illinois Revenue Series D
      6.75% 6/1/25-04 (FGIC)                           7,970,000      8,918,829
                                                                    -----------
                                                                     10,662,819
                                                                    -----------
School District General Obligation Bonds - 6.12%
   Jackson, Ohio Local School District
      (Stark & Summit Counties) School
      Facilities Construction &
      Improvement 5.625% 12/1/25 (FSA)                 1,000,000      1,052,860
   Lakota, Ohio Local School District
      Refunding and Improvement
      5.50% 12/1/14 (FGIC)                             1,790,000      1,988,869
   Pomona, California United School
      District 6.55% 8/1/29 (MBIA)                     1,000,000      1,269,780
                                                                    -----------
                                                                      4,311,509
                                                                    -----------
Territorial General Obligation Bonds - 1.57%
   Puerto Rico Commonwealth
      Public Improvement Series A
      5.50% 7/1/19 (MBIA)                              1,000,000      1,102,250
                                                                    -----------
                                                                      1,102,250
                                                                    -----------
Territorial Revenue Bonds - 6.67%
   Puerto Rico Commonwealth Highway &
      Transportation Authority
      Transportation Revenue Series E
      5.50% 7/1/17 (FSA)                               1,250,000      1,392,500

                                                        Principal       Market
                                                         Amount          Value

Municipal Bonds (continued)

Territorial Revenue Bonds (continued)
   Puerto Rico Commonwealth
      Highway & Transportation
      Authority Transportation Revenue
      Series E 5.50% 7/1/19 (FSA)                    $  3,000,000  $  3,306,750
                                                                   ------------
                                                                      4,699,250
                                                                   ------------
Transportation Revenue Bonds - 5.87%
   New Jersey State Highway Authority
      Garden State Parkway General
      Revenue 5.50% 1/1/16 (FGIC)                       2,000,000     2,205,340
   Pennsylvania State Turnpike Commission
      5.00% 7/15/41 (AMBAC)                             2,000,000     1,928,280
                                                                   ------------
                                                                      4,133,620
                                                                   ------------
Water & Sewer Revenue Bonds - 5.06%
   Atlanta, Georgia Water & Wastewater
      Revenue Series A 5.00%
      11/1/39 (MBIA)                                    1,500,000     1,462,155
   Houston, Texas Water & Sewer System
      Revenue Refunding Junior
      Lien Series A 5.75% 12/1/32 (FSA)                 1,000,000     1,124,750
   Louisville & Jefferson
      County, Kentucky Metropolitian
      Sewer Distribution Sewer & Drain
      System Series A 5.00% 5/15/36 (MBIA)              1,000,000       977,330
                                                                   ------------
                                                                      3,564,235
                                                                   ------------
Total Municipal Bonds
  (cost $66,562,374)                                               $ 70,581,008
                                                                   ------------

Total Market Value of Securities - 100.22%
  (cost $66,562,374)                                               $ 70,581,008

Liabilities Net of Receivables
   and Other Assets - (0.22%)                                          (151,779)
                                                                   ------------
Net Assets Applicable to 6,482,449
   Shares Outstanding - 100.00%                                    $ 70,429,229
                                                                   ------------

Net Asset Value - Delaware Tax-Free Insured
   Fund Class A ($60,768,521 / 5,593,257 Shares)                   $      10.86
                                                                   ------------

Net Asset Value - Delaware Tax-Free Insured
   Fund Class B ($8,131,438 / 748,434 Shares)                      $      10.86
                                                                   ------------

Net Asset Value - Delaware Tax-Free Insured
  Fund Class C ($1,529,270 / 140,758 Shares)                       $      10.86
                                                                   ------------

                                                Delaware Tax-Free Insured Fund

Statements
       of Net Assets (continued)

Components of Net Assets at February 28, 2002:
Shares of beneficial interest
     (unlimited authorization-- no par)           $ 67,967,054
Accumulated net realized loss on investments        (1,556,459)
Net unrealized appreciation of investments           4,018,634
                                                  ------------
Total net assets                                  $ 70,429,229
                                                  ------------


* For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Authority
FNMA - Insured by Fannie Mae
FSA - Insured by Financial Security Assurance
GNMA - Insured by Ginnie Mae
MBIA - Insured by the Municipal Bond Insurance Association

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free Insured Fund
Net asset value Class A (A)                          $ 10.86
Sales charge (3.75% offering price, or 3.87%
   of amount invested per share) (B)                    0.42
                                                     -------
Offering price                                       $ 11.28
                                                     -------


(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

                                         Delaware Tax-Free USA Intermediate Fund
                                         February 28, 2002 (Unaudited)

Statements
       of Net Assets (continued)

                                                        Principal       Market
                                                         Amount          Value

Municipal Bonds - 97.31%

Airport/Airline Revenue Bonds - 1.80%
   Rhode Island Port Authority and
      Economic Development Corporation
      Airport Revenue Series A
      5.80% 7/1/02 (AMT) (FSA)                        $  565,000     $  572,791
                                                                     ----------
                                                                        572,791
                                                                     ----------
General Obligation Bonds - 3.29%
   Chicago, Illinois Board of Education
      Chicago School Reform Board
      Series A 5.25% 12/1/20 (FGIC)                    1,000,000      1,048,200
                                                                     ----------
                                                                      1,048,200
                                                                     ----------
Higher Education Revenue Bonds - 9.31%
   Forest Grove, Oregon Revenue
      Campus Improvement & Refunding
      (Pacific University)
      6.30% 5/1/25 (RADIAN)                            1,000,000      1,090,130
   New Jersey State Educational Facilities
      Authority Revenue
      (Beth Medrash Govoha America)
      Series G 6.375% 7/1/30                             850,000        869,712
   New Jersey State Educational Facilities
      Authority Revenue (Rider University)
      5.00% 7/1/17 (RADIAN)                            1,000,000      1,008,380
                                                                     ----------
                                                                      2,968,222
                                                                     ----------
Highway & Toll Road Revenue Bonds - 4.72%
   Oklahoma State Turnpike Authority
      Revenue Unrefunded Balance
      (First Senior) 6.00% 1/1/22                      1,500,000      1,504,185
                                                                     ----------
                                                                      1,504,185
                                                                     ----------
Highway Revenue Bonds - 6.55%
   Arizona State Transportation Board
      Highway Revenue 6.25% 7/1/16                     1,850,000      2,089,224
                                                                     ----------
                                                                      2,089,224
                                                                     ----------
Hospital Revenue Bonds - 3.15%
   Denver, Colorado Health &
      Hospital Authority Healthcare
      Revenue Series A 6.00% 12/1/31                   1,000,000      1,005,760
                                                                     ----------
                                                                      1,005,760
                                                                     ----------

Industrial Development Revenue Bonds - 9.19%
   Alliance, Texas Airport Authority
      Special Facilities Revenue
      (Federal Express Corp. Project)
      6.375% 4/1/21 (AMT)                              1,000,000      1,024,460
   Dunes, Florida Community Development
      District Revenue Refunding-
      Intracoastal Waterway Bridge
      (ITT Industries Corporation)
      5.50% 10/1/07                                     825,000        859,493

                                                         Principal      Market
                                                          Amount         Value

Municipal Bonds (continued)

Industrial Development Revenue Bonds (continued)
   Toledo, Lucas County, Ohio
      Port Authority Development Revenue
      (Northwest Ohio Bond Fund-
      Alex Products Inc.) Series B
      6.125% 11/15/09
      (AMT) (LOC Fifth Third Bank)                      $1,000,000    $1,047,720
                                                                      ----------
                                                                       2,931,673
                                                                      ----------
Miscellaneous General Obligation Bonds - 2.08%
   Westlake, Texas Certificates of Obligation
      5.75% 5/1/24                                         660,000       664,250
                                                                      ----------
                                                                         664,250
                                                                      ----------
Miscellaneous Revenue Bonds - 4.74%
   Rickenbacker, Ohio
      Port Authority Capital Funding
      Revenue Oasbo Expanded
      Asset Pooled Series A 5.375% 1/1/32                  500,000       498,855
   West Virginia School Building Authority
      Revenue Capital Improvement
      5.625% 7/1/02 (MBIA)                               1,000,000     1,014,340
                                                                      ----------
                                                                       1,513,195
                                                                      ----------

Pollution Control Revenue Bonds - 18.29
   Cambria County, Pennsylvania
      Industrial Development Authority
      Pollution Control Revenue
      Refunding (Pennsylvania Electric
      Company Project) Series A 5.80% 11/1/20 (MBIA)       500,000       524,415
   Crisp County, Georgia
      Development Authority Environmental
      Improvement Revenue Refunding
      (International Paper Co. Project)
      Series A 5.55% 2/1/15 (AMT)                        1,000,000     1,007,300
   Maricopa County, Arizona
      Pollution Control Corporation
      Pollution Control Revenue
      Refunding (El Paso Electric
      Company) Series A 6.375% 8/1/15
      Mandatory Put 8/1/05                               1,250,000     1,320,725
   Montgomery County, Pennsylvania
      Industrial Development Authority
      Pollution Control Revenue
      Refunding (PECO Energy Company)
      Series A 5.20% 10/1/30                             1,000,000     1,038,720
   Petersburg, Indiana Pollution
      Control Revenue Refunding
      (Indiana Power & Light Co.
      Project) 5.75% 8/1/21                              1,000,000       936,680

                                         Delaware Tax-Free USA Intermediate Fund

Statements
     of Net Assets (continued)

                                                        Principal       Market
                                                         Amount          Value

Municipal Bonds (continued)

Pollution Control Revenue Bonds (continued)
   Sabine River Authority, Texas
      Pollution Control Revenue
      Refunding (TXU Electric Company
      Project) Series A
      5.50% 5/1/22                                     $1,000,000    $1,006,630
                                                                     ----------
                                                                      5,834,470
                                                                     ----------
Power Authority Revenue Bonds - 4.43%
   Jacksonville, Florida Electric Authority
      Revenue Electric System
      Series 3-C 5.50% 10/1/30                            300,000       304,911
   Metropolitan Government Nashville &
      Davidson County, Tennessee Electric
      Revenue Refunding Series B
      5.50% 5/15/14                                     1,000,000     1,109,510
                                                                     ----------
                                                                      1,414,421
                                                                     ----------

*Pre-Refunded/Escrowed to Maturity Bonds - 2.34%
   Easton, Pennsylvania
      Joint Sewer Authority Refunding
      5.60% 4/1/03 (Escrowed to Maturity)
      (Asset Gty) (RADIAN)                                200,000       208,632
   Metropolitan Pier & Exposition
      Authority Illinois Hospitality Facilities
      (McCormick Place Convention)
      5.75% 7/1/06 (Escrowed to Maturity)                 500,000       536,175
                                                                     ----------
                                                                        744,807
                                                                     ----------

Recreational Area Revenue Bonds - 1.61%
   Cicero, New York Local Development
      Corporation Revenue (Cicero
      Community Recreation Project)
      Series A 6.75% 5/1/42                               500,000       513,905
                                                                     ----------
                                                                        513,905
                                                                     ----------
Sales Tax Revenue Bonds - 1.58%
   Schenectady, New York Metroplex
      Development Authority Revenue
      Series A 5.375% 12/15/21                            500,000       504,445
                                                                     ----------
                                                                        504,445
                                                                     ----------
School Revenue Bonds - 3.08%
   Chester County, Pennsylvania
      Industrial Development Authority
      Educational Facilities Revenue
      (Westtown School Project)
      5.00% 1/1/31 (AMBAC)                              1,000,000       981,210
                                                                     ----------
                                                                        981,210
                                                                     ----------
Territorial General Obligation Bonds - 3.46%
   Puerto Rico Commonwealth
      Refunding Public Improvement
      Series A 5.50% 7/1/19 (MBIA)                      1,000,000     1,102,250
                                                                     ----------
                                                                      1,102,250
                                                                     ----------

                                                       Principal       Market
                                                        Amount          Value

Municipal Bonds (continued)

Territorial Revenue Bonds - 10.08%
   Puerto Rico Commonwealth
      Highway & Transportation Authority
      Revenue Series B 6.00% 7/1/26                  $ 1,000,000    $ 1,060,520
   Puerto Rico Commonwealth
      Highway & Transportation
      Authority Transportation
      Revenue Series E 5.50% 7/1/19 (FSA)              1,000,000      1,102,250
   University of Puerto Rico Revenues
      Series M 5.50% 6/1/15 (MBIA)                     1,000,000      1,050,830
                                                                    -----------
                                                                      3,213,600
                                                                    -----------

Water & Sewer Revenue Bonds - 7.61%
   Marysville, Washington
      Water & Sewer Revenue Refunding
      5.50% 12/1/02 (MBIA)                               200,000        205,944
   Ohio State Water Development
      Authority Revenue Refunding
      (Fresh Water) Series B
      5.50% 12/1/19 (FSA)                              1,000,000      1,091,110
   Virginia State Resource
      Authority Clean Water Revenue
      6.00% 10/1/16                                    1,000,000      1,130,580
                                                                    -----------
                                                                      2,427,634
                                                                    -----------

Total Municipal Bonds
   (cost $30,065,389)                                                31,034,242
                                                                    -----------

Total Market Value of Securities - 97.31%
   (cost $30,065,389)                                                31,034,242

Receivables and Other Assets
   Net of Liabilities - 2.69%                                           856,981
                                                                    -----------
Net Assets Applicable to 2,960,688
   Shares Outstanding - 100.00%                                     $31,891,223
                                                                    -----------

Net Asset Value - Delaware Tax-Free USA
   Intermediate Fund Class A
   ($23,220,809 / 2,155,736 Shares)                                 $     10.77
                                                                    -----------

Net Asset Value - Delaware Tax-Free USA
   Intermediate Fund Class B
   ($3,125,611 / 290,175 Shares)                                    $     10.77
                                                                    -----------

Net Asset Value - Delaware Tax-Free USA
   Intermediate Fund Class C
   ($5,544,803 / 514,777 Shares)                                    $     10.77
                                                                    -----------

Statements
       of Net Assets (continued)

Components of Net Assets at February 28, 2002:
Shares of beneficial interest
     (unlimited authorization-- no par)           $     31,617,661
Accumulated net realized loss on investments             (695,291)
Net unrealized appreciation of investments                 968,853
                                                 -----------------
Total net assets                                  $     31,891,223
                                                 -----------------


* For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
Asset Gty - Insured by the Asset Guaranty Insurance Company
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by the Radian Group Corporation

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free USA Intermediate Fund
Net asset value Class A (A)                                $  10.77
Sales charge (2.75% of offering price, or 2.79%
   of amount invested per share) (B)                           0.30
                                                           --------
Offering price                                             $  11.07
                                                           --------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

                                Delaware National High-Yield Municipal Bond Fund February 28, 2002 (Unaudited)

Statements
     of Net Assets (continued)

                                                        Principal       Market
                                                         Amount          Value

Municipal Bonds - 98.40%

Airport/Airline Revenue Bonds - 5.74%
   Chicago, Illinois O'Hare International
      Airport Special Facilities Revenue
      (United Airlines Inc. Project)
      Series C 6.30% 5/1/16                            $1,000,000    $  505,000
   Dallas-Fort Worth, Texas International
      Airport Facilities Improvement
      Corporation Revenue Refunding
      (American Airlines) Series C
      6.15% 5/1/29                                      1,850,000     1,678,801
   Houston, Texas Airport System
      Special Facilities Revenue
      (Continental Airlines Inc. Project)
      Series E 6.75% 7/1/29 (AMT)                       1,000,000       817,800
   Minneapolis & St. Paul, Minnesota
      Metropolitan Airports Commission
      Special Facilities Revenue
      (Northwest Airlines Inc. Project)
      Series A 7.00% 4/1/25 (AMT)                       1,000,000       807,580
   New Jersey Economic Development
      Authority Special Facility Revenue
      (Continental Airlines Inc. Project)
      6.625% 9/15/12 (AMT)                              1,000,000       911,830
   Tulsa, Oklahoma Municipal Airport
      (AMR Corp.) Series B
      6.00% 6/1/35 (AMT)                                1,000,000       886,470
                                                                     ----------
                                                                      5,607,481
                                                                     ----------
Continuing Care/Retirement Revenue Bonds - 9.60%
   Gainesville & Hall County, Georgia
      Development Authority Revenue
      (Lanier Village Estates)
      Series C 7.25% 11/15/29                           1,000,000     1,001,220
   Illinois Health Facilities Authority
      Revenue (Lutheran Senior Ministries)
      7.375% 8/15/31                                    1,000,000     1,008,800
   Indianapolis, Indiana
      Economic Development Authority
      Revenue (National Benevolent
      Association) 7.25% 10/1/10                          700,000       717,122
   Marion County, Missouri
      Nursing Home District Revenue
      7.00% 8/1/13                                      1,050,000     1,061,340
   Montgomery County, Pennsylvania
      Higher Education & Health Authority
      Revenue (Foulkeways at
      Gwynedd Project) 6.75% 11/15/30                   1,000,000     1,036,540
   North Carolina Medical Care
      Commission Health Care Facilities
      Revenue (Baptist Retirement
      Homes of North Carolina, Inc.)
      Series A 6.40% 10/1/31                            1,000,000     1,002,360

                                                        Principal       Market
                                                         Amount          Value

Municipal Bonds (continued)

Continuing Care/Retirement Revenue Bonds (continued)
   Philadelphia, Pennsylvania
      Hospitals & Higher Education Facilities
      Authority Revenue (The
      Philadelphia Protestant Home Project)
      Series A 6.50% 7/1/27                            $1,100,000    $1,002,430
   South Dakota Health & Education
      Facilities Authority Revenue
      (Westhills Village Retirement)
      7.25% 9/1/13                                      1,125,000     1,156,039
   Vermont Education & Health Building
      Financing Agency Revenue
      Health Care Facility (Copley Manor,
      Inc. Project) 6.15% 4/1/19                        1,730,000     1,390,643
                                                                     ----------
                                                                      9,376,494
                                                                     ----------
Convention Center/Stadium Revenue Bonds - 1.03%
   Myrtle Beach, South Carolina
      Jobs Economic Development Authority Revenue
      (Myrtle Beach Convention) Series A
      6.625% 4/1/36                                     1,000,000     1,002,760
                                                                     ----------
                                                                      1,002,760
                                                                     ----------
General Obligation Bonds - 4.35%
   Etowah County, Alabama Refunding
      Warrants 8.50% 11/1/10                              240,000       243,806
   Illinois State Development Finance
      Authority East St. Louis Debt
      Restructure Revenue 7.375% 11/15/11               1,100,000     1,237,412
   Niles, Illinois Park District
      Unlimited Tax Series A 6.65% 12/1/14                860,000       899,999
   Romeoville, Illinois Unlimited
      Tax Series A 7.80% 1/1/11                           820,000       860,032
   Westlake, Texas Certificates of Obligation
      5.75% 5/1/24                                      1,000,000     1,006,440
                                                                     ----------
                                                                      4,247,689
                                                                     ----------

Higher Education Revenue Bonds - 13.19%
   California State University
      Fresno Association, Inc.
      (Auxiliary Organization Event
      Center) 6.00% 7/1/22                              1,000,000     1,005,540
   Maine Finance Authority Education
      Revenue (Waynflete School) 6.40% 8/1/19           1,000,000     1,044,300
   Maryland State Economic Development Corporation
      Student Housing Revenue
      (Collegiate Housing Foundation- University
      Courtyard) 5.75% 6/1/31                           1,000,000     1,007,390

                                Delaware National High-Yield Municipal Bond Fund

Statements
     of Net Assets (continued)

                                                        Principal       Market
                                                         Amount          Value

Municipal Bonds (continued)

Higher Education Revenue Bonds (continued)
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue (Nichols College)
      Series C 6.125% 10/1/29                        $ 3,000,000    $ 2,557,110
   Minnesota State Higher Education
      Facilities Authority
      (College of Art & Design)
      Series 5-D 6.75% 5/1/26                            500,000        535,900
   New Hampshire Higher Education &
      Health Facilities Authority
      (Brewster Academy)
      6.125% 3/1/19                                    2,000,000      1,878,520
      6.75% 6/1/25                                     1,000,000      1,019,230
   New Jersey State Educational
      Facilities Authority Revenue
      (Bloomfield College) Series A
      6.85% 7/1/30                                     1,320,000      1,378,080
   Savannah, Georgia Economic
      Development Authority Revenue
      (College of Art & Design)
      6.50% 10/1/13                                    1,000,000      1,063,360
   Scranton-Lackawanna, Pennsylvania
      Health & Welfare Authority
      First Mortgage Revenue
      (Lackawanna Junior College)
      5.75% 11/1/20                                    1,510,000      1,387,615
                                                                    -----------
                                                                     12,877,045
                                                                    -----------
Hospital Revenue Bonds - 14.49%
   Chatham County, Georgia
      Hospital Authority Revenue
      (Memorial Health Medical Center)
      Series A 6.125% 1/1/24                           1,000,000      1,036,330
   Cuyahoga County, Ohio
      Health Care Facilities Revenue
      (Benjamin Rose Institute Project)
      5.50% 12/1/28                                    1,250,000      1,090,863
   Illinois Health Facilities Authority
      Revenue (Loyola University
      Health System) Series A
      6.125% 7/1/31                                    2,000,000      2,013,939
      (Midwest Physician Group
      Project) 5.50% 11/15/19                          1,685,000      1,388,895
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue (Covenant Health)
      6.00% 7/1/31                                     1,000,000        984,310
   Mississippi Development Bank
      Special Obligation (Madison County
      Hospital Project) 6.40% 7/1/29                   1,585,000      1,695,031
   Philadelphia, Pennsylvania Hospitals &
      Higher Education Facilities Authority
      Hospital Revenue (Jeanes Health
      System Project) 6.85% 7/1/22                     1,000,000      1,018,030

                                                        Principal       Market
                                                         Amount          Value

Municipal Bonds (continued)

Hospital Revenue Bonds (continued)
   Richland County, Ohio Hospital Facilities
      Revenue (Medcentral Health System)
      Series B 6.375% 11/15/30                       $ 1,500,000    $ 1,566,780
   Saint Joseph County, Indiana
      Industrial Economic Development
      (Madison Center Project) 5.50% 2/15/21           1,150,000      1,079,183
   Scottsdale, Arizona Industrial
      Development Authority
      Hospital Revenue 5.80% 12/1/31                   1,000,000      1,002,520
   South Dakota Health & Education
      Facilities Authority Revenue
      (Huron Regional Medical Center) 7.00% 4/1/10     1,000,000      1,045,590
   Westmoreland County, Pennsylvania
      Industrial Development Authority
      Hospital Revenue (Citizens General
      Hospital) 5.25% 7/1/15                             230,000        230,506
                                                                    -----------
                                                                     14,151,977
                                                                    -----------
Industrial Development Revenue Bonds - 8.74%
   Alliance, Texas Airport Authority
      Special Facilities Revenue
      (Federal Express Corp. Project)
      6.375% 4/1/21 (AMT)                              2,000,000      2,048,920
   Ashland, Kentucky Sewer & Solid
      Waste Revenue Alliance
      (Ashland, Inc. Project)
      7.125% 2/1/22 (AMT)                              1,200,000      1,272,768
   De Soto Parish, Louisiana
      Environmental Improvement Revenue
      (International Paper Co. Project)
      Series A 6.35% 2/1/25 (AMT)                      1,650,000      1,706,397
   Moundville, Alabama Industrial
      Development Board Revenue
      (Lawter International, Inc. Project)
      Series LI 6.75% 12/1/11                          1,500,000      1,522,965
   Richmond County, Georgia Development
      Authority Environmental
      Improvement Revenue
      (International Paper Co. Project)
      Series B 5.95% 11/15/25 (AMT)                    1,000,000      1,000,680
   Virginia Beach, Virginia Development
      Authority Revenue Reference
      (Ramada on the Beach) 6.625% 12/1/09             1,000,000        984,140
                                                                    -----------
                                                                      8,535,870
                                                                    -----------

                                Delaware National High-Yield Municipal Bond Fund

Statements
       of Net Assets (continued)

                                                        Principal       Market
                                                         Amount          Value

Municipal Bonds (continued)

Other Revenue Bonds - 9.69%
   Chicago, Illinois Tax Increment
      Subordinate (Central Loop
      Redevelopment) Series A
      6.50% 12/1/08                                  $1,000,000      $1,038,849
   Colorado Postsecondary Education
      Facilities Authority (Colorado Ocean
      Journey Project, Inc.) 8.00% 12/1/06              800,000         739,000
   Dauphin County, Pennsylvania
      General Authority (Riverfront
      Office & Parking) Series A
      5.75% 1/1/10                                    1,875,000       1,873,087
   Harrisburg Pennsylvania
      Parking Authority
      6.50% 5/15/25                                     400,000         383,564
   Las Vegas, Nevada Local Improvement
      Special District #808
      (Summerlin Area) 6.75% 6/1/21                     999,999       1,018,549
   Lowry, Colorado Economic
      Redevelopment Authority Revenue
      Series A (Private Placement)
      7.30% 12/1/10                                     820,000         893,087
   Massachusetts State Development
      Finance Agency Revenue (Boston
      Biomedical Research Institute)
      5.75% 2/1/29                                    1,000,000         935,200
   Orlando, Florida Special Assessment
      (Conroy Road Interchange)
      Series B 5.25% 5/1/05                             535,000         536,584
   Prescott Valley, Arizona Improvement
      District Special Assessment
      7.90% 1/1/12                                      500,000         520,045
   Rickenbacker, Ohio Port Authority
      Capital Funding Revenue
      (Oasbo Expanded Asset Pooled)
      Series A 5.375% 1/1/32                            500,000         498,855
   Washington State Housing
      Finance Commission
      (State School Directors'
      Association)
      (Private Placement)
      8.25% 7/1/02                                       40,000          40,699
      8.25% 7/1/12                                      625,000         637,975
   Westminster, Colorado Shaw Heights
      Special Improvement District
      Series A 7.50% 12/1/07                            350,000         352,265
                                                                     ----------
                                                                      9,467,759
                                                                     ----------

Pollution Control Revenue Bonds - 13.39%
   +California Pollution Control Financing
      Authority Pollution Control
      Revenue (Laidlaw Inc.)
      Series A 6.70% 7/1/07 (AMT)                     1,000,000           1,900

   Gulf Coast, Texas Waste Disposal
      Authority Revenue (West Valero
      Energy Project) 6.65% 4/1/32 (AMT)              2,000,000       2,111,160

                                                        Principal       Market
                                                         Amount          Value

Municipal Bonds (continued)

Pollution Control Revenue Bonds (continued)
   Maricopa County, Arizona Pollution
      Control Corporation Pollution
      Control Revenue Refunding
      (El Paso Electric Co.) Series A 6.375% 8/1/15
      Mandatory Put 8/1/05                           $ 1,750,000    $ 1,849,015
   Midland County, Michigan Economic
      Development Subordinate Limited
      Obligation (Midland Congeneration)
      Series A 6.875% 7/23/09 (AMT)                    1,950,000      2,024,432
   Mississippi Business Finance
      Corporation Pollution Control
      Revenue (System Energy
      Resources Inc. Project)
      5.875% 4/1/22                                      250,000        243,803
      5.90% 5/1/22                                     2,400,000      2,347,199
   New Hampshire State Business
      Finance Authority Pollution Control
      Revenue (Public Service Co. of
      New Hampshire) Series D
      6.00% 5/1/21 (AMT)                               2,320,000      2,332,041
   Petersburg, Indiana Pollution
      Control Revenue (Indianapolis
      Power & Light Co. Project)
      6.375% 11/2/29 (AMT)                             1,000,000        968,980
   Schuylkill County, Pennsylvania
      Industrial Development Authority
      Resource Recovery Revenue
      Refunding (Schuylkill Energy Resource)
      6.50% 1/1/10 (AMT)                               1,195,000      1,202,588
                                                                    -----------
                                                                     13,081,118
                                                                    -----------

Power Authority Revenue Bonds - 0.96%
   Clark County, Nevada Industrial
      Development Revenue
      (Nevada Power Co. Project)
      Series A 5.90% 11/1/32 (AMT)                       1,000,000      936,890
                                                                      ---------
                                                                        936,890
                                                                      ---------

*Pre-Refunded/Escrowed to Maturity Bonds - 9.61%
   Bedford Park, Illinois
      Tax Increment Revenue 8.00% 12/1/10-04             1,200,000    1,381,032

   Chelsea, Oklahoma Gas Authority
      Revenue Gas Systems
      7.25% 7/1/13-04                                      600,000      678,900
      7.30% 7/1/19-04                                      700,000      792,848

   Easton, Pennsylvania Area
      Joint Sewer Authority
      6.20% 4/1/09-03                                    1,000,000    1,049,170

   Illinois Health Facilities
      Authority Revenue
      (Midwest Physician Group Project)
      8.10% 11/15/14-04                                    880,000    1,013,390

                              Delaware National High-Yield Municipal Bond Fund

Statements
       of Net Assets (continued)

                                                        Principal       Market
                                                         Amount          Value

Municipal Bonds (continued)

*Pre-Refunded/Escrowed to Maturity Bonds (continued)
   Illinois State Development
      Finance Authority (Harrisburg
      Medical Center Project)
      7.00% 3/1/06
      (Escrowed to Maturity)                           $  400,000    $  439,340
      7.20% 3/1/07-06                                     400,000       440,892
      7.20% 3/1/08-06                                     400,000       440,892
   Pennsylvania Higher Education Facilities
      Authority (Drexel University)
      6.75% 5/1/12-03                                   1,300,000     1,402,649
   Pocatello, Idaho Development
      Authority Allocation Tax Increment
      Revenue Series B 7.25% 12/1/08-04                    35,000        37,545
   Volusia County, Florida Industrial
      Development Authority
      Mortgage Revenue (Bishops Glen
      Project Retirement Health Facilities)
      7.50% 11/1/16-06                                    805,000       934,098
   West Chicago, Illinois Tax Increment
      7.375% 12/1/12-02                                   720,000       773,078
                                                                     ----------
                                                                      9,383,834
                                                                     ----------
Recreational Area Revenue Bonds - 2.11%
   Cicero, New York Local Development
      Corporation Revenue (Cicero
      Community Recreation Project)
      Series A 6.75% 5/1/42                             1,000,000     1,027,810
   Santa Fe, New Mexico
      Municipal Recreation Complex
      Net Revenue 5.625% 12/1/23                        1,065,000     1,029,259
                                                                     ----------
                                                                      2,057,069
                                                                     ----------
Territorial General Obligation Bonds - 1.13%
   Puerto Rico Commonwealth
      Public Improvement Series A
      5.50% 7/1/19 (MBIA)                               1,000,000     1,102,250
                                                                     ----------
                                                                      1,102,250
                                                                     ----------
Territorial Revenue Bonds - 0.21%
   Puerto Rico Industrial Tourist
      Educational Medical & Environmental
      Control Facilities (Mennonite
      General Hospital Project) Series A
      5.625% 7/1/27                                       250,000       205,390
                                                                     ----------
                                                                        205,390
                                                                     ----------
Transportation Revenue Bonds - 1.49%
   Director State, Nevada Department of
      Business & Industry (Las Vegas
      Monorail Project) 2nd Tier
      7.375% 1/1/40                                     1,500,000     1,459,095
                                                                     ----------
                                                                      1,459,095
                                                                     ----------

                                                    Principal        Market
                                                     Amount           Value

Municipal Bonds (continued)

Water & Sewer Revenue Bonds - 2.67%
   Franklin County, Missouri
      Public Water Supply District #3
      (Waterworks & Sewer System)
      Series B 7.375% 12/1/18                       $ 1,255,000     $ 1,310,194
   Upper Bear Creek, Alabama
      Water, Sewer, & Fire Protection
      District Water Revenue 6.25% 8/1/15             1,250,000       1,294,913
                                                                    -----------
                                                                      2,605,107
                                                                    -----------
Total Municipal Bonds
  (cost $96,337,059)                                                 96,097,828
                                                                    -----------

Total Market Value of Securities - 98.40%                            96,097,828
  (cost $96,337,059)

Receivables and Other Assets
  Net of Liabilities - 1.60%                                          1,565,083
                                                                    -----------

Net Assets Applicable to 9,777,925
   Shares Outstanding - 100.00%                                     $97,662,911
                                                                    -----------

Net Asset Value - Delaware National
  High-Yield Municipal Bond Fund
  Class A ($71,120,720 / 7,126,015 Shares)                          $      9.98
                                                                    -----------
Net Asset Value - Delaware National
  High-Yield Municipal Bond Fund
  Class B ($19,864,519 / 1,984,995 Shares)                          $     10.01
                                                                    -----------
Net Asset Value - Delaware National
  High-Yield Municipal Bond Fund
  Class C ($6,677,672 / 666,915 Shares)                             $     10.01
                                                                    -----------

                              Delaware National High-Yield Municipal Bond Fund

Statements
       of Net Assets (continued)

Components of Net Assets at February 28, 2002:
Shares of beneficial interest
   (unlimited authorization-- no par)                $ 102,550,739
Distributions in excess of net investment income           (44,433)
Accumulated net realized loss on investments            (4,604,164)
Net unrealized depreciation of investments                (239,231)
                                                     -------------
Total net assets                                     $  97,662,911
                                                    --------------


* For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.

+   Non-income producing security. Security is currently in default.

Summary of Abbreviations:
AMT - Subject to Alternative Minimum Tax
MBIA - Insured by the Municipal Bond Insurance Association

Net Asset Value and Offering Price per Share -
   Delaware National High-Yield Municipal Bond Fund
Net asset value Class A (A)                              $    9.98
Sales charge (3.75% of offering price, or 3.91%
   of amount invested per share) (B)                          0.39
                                                         ---------
Offering price                                           $   10.37
                                                         ---------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

                                       Delaware Tax-Free USA Intermediate Fund
                                       February 28, 2002 (Unaudited)

Statement
       of Assets and Liabilities


Assets:
   Investments at market (cost $30,065,389)                        $31,034,242
   Cash                                                              1,205,190
   Interest receivable                                                 367,500
   Subscriptions receivable                                             51,004
   Receivables for securities sold                                   1,929,439
                                                                   -----------
   Total assets                                                     34,587,375
                                                                   -----------

Liabilities:
   Liquidations payable                                                 27,940
   Payables for securities purchased                                 2,626,792
   Distributions payable                                                20,533
   Other accounts payable and accrued expenses                          20,887
                                                                   -----------
   Total liabilities                                                 2,696,152
                                                                   -----------

Total Net Assets                                                   $31,891,223
                                                                   -----------

See accompanying notes

                                Delaware National Tax-Free Funds
                                Six Months Ended February 28, 2002 (Unaudited)

Statements of Operations



                                                           Delaware        Delaware          Delaware          Delaware
                                                           Tax-Free        Tax-Free        Tax-Free USA    National High-Yield
                                                           USA Fund      Insured Fund   Intermediate Fund  Municipal Bond Fund
Investment Income:
     Interest                                             $16,142,989      $1,902,953       $ 720,563        $3,137,516
                                                          -----------      ----------       ---------        -----------
Expenses:
     Management fees                                        1,456,357         175,094          70,438           270,989
     Distribution expense - Class A                           511,483          66,810          15,533            89,916
     Distribution expense - Class B                           192,802          38,632          13,572            98,760
     Distribution expense - Class C                            29,580           7,536          22,963            34,329
     Dividend disbursing and transfer agent
     fees and expenses                                        226,220          27,225          18,334            18,786
     Accounting and administration expenses                   117,390          15,160           6,070            21,442
     Reports and statements to shareholders                    50,172           5,590             140               502
     Registration fees                                         43,522           5,909           6,613             8,168
     Custodian fees                                            26,172           1,959           1,548             1,625
     Professional fees                                         22,818           3,100             800             1,202
     Trustees' fees                                            11,500           3,200           1,620             1,506
     Taxes (other than taxes on income)                           323               -               -               474
     Other                                                     58,164          10,299           2,240             6,352
                                                          -----------      ----------       ---------         ---------
                                                            2,746,503         360,514         159,871           554,051
     Less expenses absorbed or waived                        (241,515)              -         (15,259)                -
     Less expenses paid indirectly                            (20,342)         (2,661)         (1,145)           (2,698)
                                                          -----------      ----------       ---------         ---------
     Total expenses                                         2,484,646         357,853         143,467           551,353
                                                          -----------      ----------       ---------         ---------
  Net Investment Income                                    13,658,343       1,545,100         577,096         2,586,163
                                                          -----------      ----------       ---------         ---------

  Net Realized and Unrealized Gain (Loss)
     on Investments:
     Net realized gain (loss) on investments                4,423,527         502,595         (57,791)         (602,559)
     Net change in unrealized appreciation/
     depreciation of investments                          (13,068,811)     (1,076,436)       (186,017)       (1,939,944)
                                                          -----------      ----------       ---------         ---------
  Net Realized and Unrealized Loss on Investments          (8,645,284)       (573,841)       (243,808)       (2,542,503)
                                                          -----------      ----------       ---------         ---------

  Net Increase in Net Assets Resulting from Operations    $ 5,013,059      $  971,259       $ 333,288        $  43,660
                                                          -----------      ----------       ---------        ----------

See accompanying notes

                                              Delaware National Tax-Free Funds

Statements
       of Changes in Net Assets

                                                                           Delaware                            Delaware
                                                                           Tax-Free                            Tax-Free
                                                                           USA Fund                          Insured Fund
                                                                -------------------------------     -------------------------------
                                                                  Six Months          Year            Six Months          Year
                                                                    Ended            Ended              Ended             Ended
                                                                   2/28/02          8/31/01            2/28/02           8/31/01
                                                                 (Unaudited)                         (Unaudited)

Increase (Decrease) in Net Assets From Operations:
    Net investment income                                       $  13,658,343     $  23,173,273     $   1,545,100     $   3,090,937
    Net realized gain on investments                                4,423,527         4,037,363           502,595         1,494,054
    Net change in unrealized
      appreciation/depreciation of investments                    (13,068,812)       15,517,834        (1,076,436)        2,083,452
                                                                -------------     -------------     -------------     -------------
    Net Increase in net assets resulting from operations            5,013,059        42,728,470           971,259         6,668,443
                                                                -------------     -------------     -------------     -------------
Dividends and Distributions to Shareholders from:
    Net Investment income:
      Class A                                                     (12,681,279)      (21,947,860)       (1,372,441)       (2,810,922)
      Class B                                                        (846,405)       (1,144,841)         (144,485)         (227,719)
      Class C                                                        (130,659)          (80,572)          (28,174)          (52,296)
                                                                -------------     -------------     -------------     -------------
                                                                  (13,658,343)      (23,173,273)       (1,545,100)       (3,090,937)
                                                                -------------     -------------     -------------     -------------
Capital Share Transactions:
    Proceeds from shares sold:
      Class A                                                      12,103,313        36,321,838         2,413,027         6,263,988
      Class B                                                       1,609,822         2,120,525           884,685         2,981,374
      Class C                                                         373,297           577,974           129,468           933,434
    Net assets From merger(1):
      Class A                                                      19,974,956        82,534,293                --                --
      class B                                                       1,060,827        14,865,728                --                --
      Class C                                                         348,890         4,799,158                --                --
    Net asset value of shares issued upon reinvestment
      of dividends and distributions:
      Class A                                                       6,922,369        11,525,290           779,270         1,513,766
      Class B                                                         448,644           588,527            84,626           140,782
      Class C                                                         101,851            54,048            15,136            28,911
                                                                -------------     -------------     -------------     -------------
                                                                   42,943,969       153,387,381         4,306,212        11,862,255
                                                                -------------     -------------     -------------     -------------
    Cost of shares repurchased:
      Class A                                                     (31,259,454)      (74,234,095)       (4,313,329)      (10,279,432)
      Class B                                                      (2,819,948)       (5,457,507)         (291,163)         (926,387)
      Class C                                                      (1,301,866)         (925,980)         (190,689)         (266,989)
                                                                -------------     -------------     -------------     -------------
                                                                  (35,381,268)      (80,617,582)       (4,795,181)      (11,472,808)
                                                                -------------     -------------     -------------     -------------
Increase (decrease) in net assets derived from capital
share transactions                                                  7,562,701        72,769,799          (488,969)          389,447
                                                                -------------     -------------     -------------     -------------
Net Increase (Decrease) in Net Assets                              (1,082,583)       92,324,996        (1,062,820)        3,966,953
Net Assets:
    Beginning of period                                           541,370,969       449,045,973        71,492,039        67,525,086
                                                                -------------     -------------     -------------     -------------
    End of period                                               $ 540,288,386     $ 541,370,969     $  70,429,229     $  71,492,039
                                                                -------------     -------------     -------------     -------------

See accompanying notes

(1) See footnote 5

Statements
       of Changes in Net Assets (continued)

                        Delaware National Tax-Free Funds


                                                                       Delaware Tax-Free                 Delaware National
                                                                       USA Intermediate                 High-Yield Municipal
                                                                             Fund                             Bond Fund
                                                                -------------------------------     -------------------------------
                                                                 Six Months          Year             Six Months           Year
                                                                    Ended            Ended              Ended             Ended
                                                                   2/28/02          8/31/01            2/28/02           8/31/01
                                                                 (Unaudited)                         (Unaudited)

Increase (Decrease) in Net Assets from Operations:
     Net investment income                                      $     577,096     $   1,082,769     $   2,586,163     $   5,482,041

     Net realized gain (loss) on investments                          (57,791)          574,124          (602,559)         (289,705)
                                                                                                    -------------     -------------
     Net change In unrealized
       appreciation/depreciation of investments                      (186,017)          639,627        (1,939,944)        3,195,180
                                                                -------------     -------------     -------------     -------------

     Net increase In net assets resulting from operations             333,288         2,296,520            43,660         8,387,516
                                                                -------------     -------------     -------------     -------------

Dividends and Distributions to Shareholders from:
     Net investment income:
          Class A                                                    (449,513)         (908,147)       (1,991,042)       (4,243,982)
          Class B                                                    (471,352)          (75,975)         (471,095)         (899,675)
          Class C                                                     (80,231)          (98,647)         (163,655)         (374,595)

                                                                     (577,096)       (1,082,769)       (2,625,792)       (5,518,252)
                                                                -------------     -------------     -------------     -------------
Capital Share Transactions:
     Proceeds from shares sold:
          Class A                                                   6,713,524         3,626,988         2,476,929         9,636,328
          Class B                                                   1,103,919         1,014,944         1,372,795         4,535,142
          Class C                                                   2,218,457         1,443,867           721,415         1,980,159

     Net asset value of shares issued upon reinvestment
       of dividends and distributions:
          Class A                                                     298,491           558,211         1,029,155         2,231,534
          Class B                                                      25,421            52,568           233,759           472,340
          Class C                                                      39,667            66,465           102,333           199,235
                                                                -------------     -------------     -------------     -------------
                                                                   10,399,479         6,763,043         5,936,386        19,054,738
                                                                -------------     -------------     -------------     -------------
     Cost of shares repurchased:
          Class A                                                  (3,077,482)       (6,318,862)       (6,510,626)      (16,174,316)
          Class B                                                    (346,954)         (561,918)       (1,511,339)       (3,650,761)
          Class C                                                    (279,596)         (494,599)       (1,151,155)       (3,967,979)

                                                                   (3,704,032)       (7,375,379)       (9,173,120)      (23,793,056)
                                                                -------------     -------------     -------------     -------------
Increase (decrease) in net
  assets derived from capital share transactions                    6,695,447          (612,336)       (3,236,734)       (4,738,318)

Net Increase (Decrease) In Net Assets                               6,451,639           601,415        (5,818,866)       (1,869,054)

Net Assets:
     Beginning of period                                           25,439,584        24,838,169       103,481,777       105,350,831
                                                                -------------     -------------     -------------     -------------
     End of period                                              $  31,892,223     $  25,439,584     $  97,662,911     $ 103,481,777
                                                                -------------     -------------     -------------     -------------

See accompanymg notes

Financial
       Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                              Delaware Tax-Free USA Fund Class A

                                                 Six Months
                                                   Ended                                   Year Ended
                                                 2/28/02(2)       8/31/01       8/31/00       8/31/99       8/31/98       8/31/97
                                                 (Unaudited)

Net asset value, beginning of period             $   11.320    $   10.830    $   10.890    $   11.830    $   11.710    $   11.550

Income (loss) from investment operations:

Net investment income                                 0.284         0.582         0.587         0.593         0.597         0.666

Net realized and unrealized gain (loss)
  on investments                                     (0.180)        0.490        (0.060)       (0.916)        0.310         0.210
                                                 ----------    ----------    ----------    ----------    ----------    ----------

Total from investment operations                      0.104         1.072         0.527        (0.323)        0.907         0.876
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Less dividends and distributions from:

Net investment income                                (0.284)       (0.582)       (0.587)       (0.593)       (0.597)       (0.666)

Net realized gain on investments                         --            --            --        (0.024)       (0.190)       (0.050)
                                                 ----------    ----------    ----------    ----------    ----------    ----------

Total dividends and distributions                    (0.284)       (0.582)       (0.587)       (0.617)       (0.787)       (0.716)
                                                 ----------    ----------    ----------    ----------    ----------    ----------

Net asset value, end of period                   $   11.140    $   11.320    $   10.830    $   10.890    $   11.830    $   11.710
                                                 ==========    ==========    ==========    ==========    ==========    ==========

Total return(1)                                        0.96%        10.19%         5.11%        (2.90%)        8.00%         7.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)          $  495,414    $  495,597    $  421,136    $  485,240    $   586,848   $   615,852
Ratio of expenses to average net assets                0.87%         0.88%         0.97%         1.00%         0.97%         0.94%
Ratio of expenses to average net
  assets prior to expense limitation and
  expenses paid indirectly                             0.95%         0.89%         0.97%         1.00%         0.97%         0.94%
Ratio of net investment income to average
  net assets                                           5.14%         5.29%         5.54%         5.13%         5.08%         5.73%
Ratio of net investment income to average
  net assets prior to expense limitation
  and expenses paid indirectly                         5.06%         5.28%         5.54%         5.13%         5.08%         5.73%
Portfolio turnover                                       85%          103%           76%           59%           81%           44%


(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

(2) Ratios have been annualized and total return has not been annualized.

See accompanying notes

Financial
       Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                            Delaware Tax-Free USA Fund Class B

                                           Six Months
                                              Ended                                     Year Ended
                                             2/28/02(2)       8/31/01        8/31/00        8/31/99        8/31/98        8/31/97
                                           (Unaudited)
Net asset value, beginning of period       $    11.320    $    10.830    $    10.890    $    11.830    $    11.710    $    11.550

Income (loss) from investment operations:
Net investment income                            0.241          0.494          0.502          0.500          0.503          0.573
Net realized and unrealized
  gain (loss) on investments                    (0.180)         0.490         (0.060)        (0.916)         0.310          0.210
                                           -----------    -----------    -----------    -----------    -----------    -----------
Total from investment operations                 0.061          0.984          0.442         (0.416)         0.813          0.783
                                           -----------    -----------    -----------    -----------    -----------    -----------

Less dividends and distributions from:
Net investment income                           (0.241)        (0.494)        (0.502)        (0.500)        (0.503)        (0.573)
Net realized gain on investments                    --             --             --         (0.024)        (0.190)        (0.050)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Total dividends and distributions               (0.241)        (0.494)        (0.502)        (0.524)        (0.693)        (0.623)
                                           -----------    -----------    -----------    -----------    -----------    -----------

Net asset value, end of period             $    11.140    $    11.320    $    10.830    $    10.890    $    11.830    $    11.710
                                           ===========    ===========    ===========    ===========    ===========    ===========

Total return(1)                                   0.57%          9.32%          4.27%         (3.67%)         7.15%          6.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)    $    38,992    $    39,317    $    26,059    $    34,249    $    36,919    $    35,055
Ratio of expenses to average net assets           1.67%          1.68%          1.77%          1.80%          1.77%          1.74%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                        1.75%          1.69%          1.77%          1.80%          1.77%          1.74%
Ratio of net investment income
  to average net assets                           4.34%          4.49%          4.74%          4.33%          4.28%          4.93%
Ratio of net investment income
  to average net assets
  prior to expense limitation
  and expenses paid indirectly                    4.26%          4.48%          4.74%          4.33%          4.28%          4.93%
Portfolio turnover                                  85%           103%            76%            59%            81%            44%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

(2) Ratios have been annualized and total return has not been annualized.


See accompanying notes

Financial
       Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                            Delaware Tax-Free USA Fund Class C

                                           Six Months
                                              Ended                                  Year Ended
                                             2/28/02(2)    8/31/01       8/31/00       8/31/99       8/31/98       8/31/97
                                           (Unaudited)

Net asset value, beginning of period       $   11.320    $   10.830    $   10.890    $   11.830    $   11.710    $   11.550

Income (loss) from investment operations:
Net investment income                           0.241         0.494         0.502         0.500         0.504         0.573
Net realized and unrealized
  gain (loss) on investments                   (0.180)        0.490        (0.060)       (0.916)        0.310         0.210
                                           ----------    ----------    ----------    ----------    ----------    ----------

Total from investment operations                0.061         0.984         0.442        (0.416)        0.814         0.783
                                           ----------    ----------    ----------    ----------    ----------    ----------

Less dividends and distributions from:
Net investment income                          (0.241)       (0.494)       (0.502)       (0.500)       (0.504)       (0.573)
Net realized gain on investments                   --            --            --        (0.024)       (0.190)       (0.050)
                                           ----------    ----------    ----------    ----------    ----------    ----------
Total dividends and distributions              (0.241)       (0.494)       (0.502)       (0.524)       (0.694)       (0.623)
                                           ----------    ----------    ----------    ----------    ----------    ----------

Net asset value, end of period             $   11.140    $   11.320    $   10.830    $   10.890    $   11.830    $   11.710
                                           ==========    ==========    ==========    ==========    ==========    ==========

Total return(1)                                  0.57%         9.32%         4.27%        (3.67%)        7.15%         6.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)    $    5,882    $    6,457    $    1,851    $    3,415    $    2,343    $    1,505
Ratio of expenses to average
  net assets                                     1.67%         1.68%         1.77%         1.80%         1.77%         1.74%
Ratio of expenses to average
  net assets prior to expense limitation
  and expenses paid indirectly                   1.75%         1.69%         1.77%         1.80%         1.77%         1.74%
Ratio of net investment income to average
  net assets                                     4.34%         4.49%         4.74%         4.33%         4.28%         4.93%
Ratio of net investment income to average
  net assets prior to expense limitation
  and expenses paid indirectly                   4.26%         4.48%         4.74%         4.33%         4.28%         4.93%
Portfolio turnover                                 85%          103%           76%           59%           81%           44%



(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

(2) Ratios have been annualized and total return has not been annualized.


See accompanying notes

Financial
     Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                        Delaware Tax-Free Insured Fund Class A

                                           Six Months
                                              Ended                                     Year Ended
                                             2/28/02(2)       8/31/01       8/31/00        8/31/99       8/31/98         8/31/97
                                           (Unaudited)
Net asset value, beginning of period       $    10.950    $    10.390    $    10.360    $    11.150    $    11.050    $    10.860

Income (loss) from investment operations:
Net investment income                            0.242          0.483          0.513          0.510          0.517          0.573
Net realized and unrealized
  gain (loss) on investments                    (0.090)         0.560          0.030         (0.667)         0.295          0.281
                                           -----------    -----------    -----------    -----------    -----------    -----------
Total from investment operations                 0.152          1.043          0.543         (0.157)         0.812          0.854
                                           -----------    -----------    -----------    -----------    -----------    -----------

Less dividends and distributions from:
Net investment income                           (0.242)        (0.483)        (0.513)        (0.510)        (0.517)        (0.573)
Net realized gain on investments                    --             --             --         (0.123)        (0.195)        (0.091)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Total dividends and distributions               (0.242)        (0.483)        (0.513)        (0.633)        (0.712)        (0.664)
                                           -----------    -----------    -----------    -----------    -----------    -----------

Net asset value, end of period             $    10.860    $    10.950    $    10.390    $    10.360    $    11.150    $    11.050
                                           ===========    ===========    ===========    ===========    ===========    ===========

Total return(1)                                   1.42%         10.30%          5.50%         (1.48%)         7.57%          8.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)    $    60,769    $    62,397    $    61,722    $    68,422    $    74,246    $    78,377
Ratio of expenses to average net assets           0.93%          1.02%          0.95%          0.97%          1.10%          1.05%
Ratio of net investment income
  to average net assets                           4.51%          4.58%          5.07%          4.74%          4.65%          5.23%
Portfolio turnover                                 129%           113%           117%            48%            63%            42%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(2) Ratios have been annualized and total return has not been annualized.


See accompanying notes

Financial
     Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                        Delaware Tax-Free Insured Fund Class B

                                                Six Months
                                                   Ended                                   Year Ended
                                                 2/28/02(2)       8/31/01       8/31/00       8/31/99       8/31/98       8/31/97
                                                (Unaudited)

Net asset value, beginning of period             $   10.950    $   10.390    $   10.360    $   11.150    $   11.050    $   10.860

Income (loss) from investment operations:
Net investment income                                 0.200         0.399         0.432         0.430         0.427         0.485
Net realized and unrealized gain
  (loss) on investments                              (0.090)        0.560         0.030        (0.667)        0.295         0.281
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations                      0.110         0.959         0.462        (0.237)        0.722         0.766
                                                 ----------    ----------    ----------    ----------    ----------    ----------

Less dividends and distributions from:
Net investment income                                (0.200)       (0.399)       (0.432)       (0.430)       (0.427)       (0.485)
Net realized gain on investments                         --            --            --        (0.123)       (0.195)       (0.091)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                    (0.200)       (0.399)       (0.432)       (0.553)       (0.622)       (0.576)
                                                 ----------    ----------    ----------    ----------    ----------    ----------

Net asset value, end of period                   $   10.860    $   10.950    $   10.390    $   10.360    $   11.150    $   11.050
                                                 ==========    ==========    ==========    ==========    ==========    ==========

Total return(1)                                        1.03%         9.43%         4.66%        (2.27%)        6.72%         7.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)          $    8,131    $    7,506    $    4,990    $    5,022    $    4,268    $    3,619
Ratio of expenses to average net assets                1.71%         1.82%         1.75%         1.77%         1.90%         1.85%
Ratio of net investment income to
  average net assets                                   3.73%         3.78%         4.27%         3.94%         3.85%         4.43%
Portfolio turnover                                      129%          113%          117%           48%           63%           42%


(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(2) Ratios have been annualized and total return has not been annualized.

See accompanying notes

Financial
       Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                        Delaware Tax-Free Insured Fund Class C

                                                 Six Months
                                                   Ended                                    Year Ended
                                                 2/28/02(2)       8/31/01       8/31/00       8/31/99       8/31/98        8/31/97
                                                (Unaudited)

Net asset value, beginning of period             $   10.950    $   10.390    $   10.360    $   11.150    $   11.050    $   10.860

Income (loss) from investment operations:
Net investment income                                 0.200         0.399         0.432         0.430         0.425         0.485
Net realized and unrealized
  gain (loss) on investments                         (0.090)        0.560         0.030        (0.667)        0.295         0.281
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations                      0.110         0.959         0.462        (0.237)        0.720         0.766
                                                 ----------    ----------    ----------    ----------    ----------    ----------

Less dividends and distributions from:
Net investment income                                (0.200)       (0.399)       (0.432)       (0.430)       (0.425)       (0.485)
Net realized gain on investments                         --            --            --        (0.123)       (0.195)       (0.091)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                    (0.200)       (0.399)       (0.432)       (0.553)       (0.620)       (0.576)
                                                 ----------    ----------    ----------    ----------    ----------    ----------

Net asset value, end of period                   $   10.860    $   10.950    $   10.390    $   10.360    $   11.150    $   11.050
                                                 ==========    ==========    ==========    ==========    ==========    ==========

Total return(1)                                        1.03%         9.42%         4.66%        (2.27%)        6.72%         7.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)          $    1,529    $    1,588    $      813    $    1,502    $      321    $       89
Ratio of expenses to average net assets                1.71%         1.82%         1.75%         1.77%         1.90%         1.85%
Ratio of net investment income to
  average net assets                                   3.73%         3.78%         4.27%         3.94%         3.85%         4.43%
Portfolio turnover                                      129%          113%          117%           48%           63%           42%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(2) Ratios have been annualized and total return has not been annualized.


See accompanying notes

Financial
       Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                               Delaware Tax-Free USA Intermediate Fund Class A

                                           Six Months
                                              Ended                                     Year Ended
                                             2/28/02(2)       8/31/01       8/31/00        8/31/99       8/31/98         8/31/97
                                           (Unaudited)
Net asset value, beginning of period       $    10.890    $    10.360    $    10.270    $    10.710    $    10.460    $    10.320

Income (loss) from investment operations:
Net investment income                            0.231          0.480          0.474          0.478          0.501          0.524
Net realized and unrealized gain
  (loss) on investments                         (0.120)         0.530          0.090         (0.440)         0.250          0.140
                                           -----------    -----------    -----------    -----------    -----------    -----------
Total from investment operations                 0.111          1.010          0.564          0.038          0.751          0.664
                                           -----------    -----------    -----------    -----------    -----------    -----------

Less dividends and distributions from:
Net investment income                           (0.231)        (0.480)        (0.474)        (0.478)        (0.501)        (0.524)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Total dividends and distributions               (0.231)        (0.480)        (0.474)        (0.478)        (0.501)        (0.524)
                                           -----------    -----------    -----------    -----------    -----------    -----------

Net asset value, end of period             $    10.770    $    10.890    $    10.360    $    10.270    $    10.710    $    10.460
                                           ===========    ===========    ===========    ===========    ===========    ===========

Total return(1)                                   1.05%         10.01%          5.69%          0.29%          7.34%          6.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)    $    23,221    $    19,471    $    20,646    $    25,186    $    22,562    $    21,635
Ratio of expenses to average net assets           0.80%          0.80%          0.80%          0.79%          0.67%          0.43%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly                                 0.90%          1.06%          0.95%          0.96%          1.33%          1.02%
Ratio of net investment income to average
  net assets                                      4.30%          4.55%          4.65%          4.47%          4.73%          5.03%
Ratio of net investment income to average
  net assets prior to expense limitation
  and expenses  paid indirectly                   4.20%          4.29%          4.50%          4.25%          4.07%          4.44%
Portfolio turnover                                 198%           231%           199%           109%           104%            34%


(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

(2) Ratios have been annualized and total return has not been annualized.


See accompanying notes

Financial
        Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                               Delaware Tax-Free USA Intermediate Fund Class B

                                           Six Months
                                              Ended                                  Year Ended
                                             2/28/02(2)    8/31/01      8/31/00        8/31/99       8/31/98       8/31/97
                                           (Unaudited)
Net asset value, beginning of period       $   10.890    $   10.360    $   10.270    $   10.710    $   10.460    $   10.320

Income (loss) from investment operations:
Net investment income                           0.186         0.391         0.388         0.387         0.411         0.436
Net realized and unrealized gain
  (loss) on investments                        (0.120)        0.530         0.090        (0.440)        0.250         0.140
                                           ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations                0.066         0.921         0.478        (0.053)        0.661         0.576
                                           ----------    ----------    ----------    ----------    ----------    ----------

Less dividends and distributions from:
Net investment income                          (0.186)       (0.391)       (0.388)       (0.387)       (0.411)       (0.436)
                                           ----------    ----------    ----------    ----------    ----------    ----------
Total dividends and distributions              (0.186)       (0.391)       (0.388)       (0.387)       (0.411)       (0.436)
                                           ----------    ----------    ----------    ----------    ----------    ----------

Net asset value, end of period             $   10.770    $   10.890    $   10.360    $   10.270    $   10.710    $   10.460
                                           ==========    ==========    ==========    ==========    ==========    ==========

Total return(1)                                  0.62%         9.08%         4.80%        (0.56%)        6.43%         5.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)    $    3,126    $    2,366    $    1,751    $    2,195    $    1,933    $    1,832
Ratio of expenses to average net assets          1.65%         1.65%         1.65%         1.64%         1.52%         1.28%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                       1.75%         1.91%         1.80%         1.81%         2.18%         1.87%
Ratio of net investment income to
  average net assets                             3.45%         3.70%         3.80%         3.62%         3.88%         4.18%
Ratio of net investment income to
  average net assets prior to expense
  limitation and expenses paid indirectly        3.35%         3.44%         3.65%         3.40%         3.22%         3.59%
Portfolio turnover                                198%          231%          199%          109%          104%           34%


(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

(2) Ratios have been annualized and total return has not been annualized.


See accompanying notes

Financial
        Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                               Delaware Tax-Free USA Intermediate Fund Class C

                                           Six Months
                                              Ended                                  Year Ended
                                             2/28/02(2)    8/31/01      8/31/00        8/31/99       8/31/98       8/31/97
                                           (Unaudited)
Net asset value, beginning of period       $   10.890    $   10.360    $   10.270    $   10.710    $   10.460    $   10.320

Income (loss) from investment operations:
Net investment income                           0.186         0.391         0.388         0.387         0.411         0.436
Net realized and unrealized gain
  (loss) on investments                        (0.120)        0.530         0.090        (0.440)        0.250         0.140
                                           ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations                0.066         0.921         0.478        (0.053)        0.661         0.576
                                           ----------    ----------    ----------    ----------    ----------    ----------

Less dividends and distributions from:
Net investment income                          (0.186)       (0.391)       (0.388)       (0.387)       (0.411)       (0.436)
                                           ----------    ----------    ----------    ----------    ----------    ----------
Total dividends and distributions              (0.186)       (0.391)       (0.388)       (0.387)       (0.411)       (0.436)
                                           ----------    ----------    ----------    ----------    ----------    ----------

Net asset value, end of period             $   10.770    $   10.890    $   10.360    $   10.270    $   10.710    $   10.460
                                           ==========    ==========    ==========    ==========    ==========    ==========

Total return(1)                                  0.62%         9.08%         4.80%        (0.56%)        6.43%         5.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)    $    5,545    $    3,602    $    2,441    $    3,310    $    1,996    $    1,426
Ratio of expenses to average net assets          1.65%         1.65%         1.65%         1.64%         1.52%         1.28%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                       1.75%         1.91%         1.80%         1.81%         2.18%         1.87%
Ratio of net investment income to
  average net assets                             3.45%         3.70%         3.80%         3.62%         3.88%         4.18%
Ratio of net investment income to
  average net assets prior to expense
  limitation and expenses paid indirectly        3.35%         3.44%         3.65%         3.40%         3.22%         3.59%
Portfolio turnover                                198%          231%          199%          109%          104%           34%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

(2) Ratios have been annualized and total return has not been annualized.


See accompanying notes

Financial
       Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                        Delaware National High-Yield Municipal Bond Fund Class A


                                                                                            Eight                        Period
                                      Six Months                   Year                     Months        Year           from
                                        Ended                     Ended                     Ended         Ended         8/1/96
                                      2/28/02(5)    8/31/01      8/31/00      8/31/99      8/31/98       8/31/97(3)   to 12/31/96(4)
                                     (Unaudited)

Net asset value, beginning
  of period                           $  10.240    $   9.950    $  10.340    $  10.800    $  10.720       $  10.400    $  10.190

Income (loss) from investment
  operations:
Net investment income                     0.271        0.556        0.564        0.557        0.398           0.648        0.260

Net realized and unrealized gain
  (loss) on investments                  (0.256)       0.293       (0.393)      (0.435)       0.115           0.390        0.210
                                      ---------    ---------    ---------    ---------    ---------       ---------    ---------
Total from investment operations          0.015        0.849        0.171        0.122        0.513           1.038        0.470
                                      ---------    ---------    ---------    ---------    ---------       ---------    ---------
Less dividends and
  distributions from:

Net investment income                    (0.275)      (0.559)      (0.561)      (0.557)      (0.398)         (0.647)      (0.260)

Net realized gain on investments              -            -            -       (0.025)      (0.035)         (0.071)           -
                                      ---------    ---------    ---------    ---------    ---------       ---------    ---------
Total dividends and distributions        (0.275)      (0.559)      (0.561)      (0.582)      (0.433)         (0.718)      (0.260)
                                      ---------    ---------    ---------    ---------    ---------       ---------    ---------

Net asset value, end of period        $   9.980    $  10.240    $   9.950    $  10.340    $  10.800       $  10.720    $  10.400
                                      =========    =========    =========    =========    =========       =========    =========

Total return(1)                            0.18%        8.81%        1.85%        1.08%        4.87%          10.32%        4.52%

Ratios and supplemental data:

Net assets, end of period
  (000 omitted)                       $  71,121    $  76,018    $  78,207    $  86,013    $  69,606       $  55,458    $  59,105
Ratio of expenses to average
  net assets                               0.92%        0.97%        1.00%        1.00%        0.92%(2)        0.84%        0.87%(2)
Ratio of expenses to average net
  assets prior to expense limitation
  and expenses paid indirectly             0.92%        0.97%        1.21%        1.22%       1.129%(2)        1.12%        1.07%(2)
Ratio of net investment income
  to average net assets                    5.44%        5.55%        5.71%        5.18%        5.52%(2)        6.15%        6.06%(2)
Ratio of net investment income to
  average net assets prior to
  expense limitation and expenses
  paid indirectly                          5.44%        5.55%        5.50%        4.96%        5.32%(2)        5.87%        5.86%(2)
Portfolio turnover                           38%          49%          61%          33%          43%             45%           7%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

(2) Annualized

(3) Effective May 1, 1997, the Fund's shareholders approved a change of investment advisor from Voyageur Fund Managers Inc. to Delaware Management Company.

(4) Effective November 6, 1996, the Fund's shareholders approved a change of investment advisor from IFG Asset Management Services, Inc. to Voyageur Fund Managers, Inc.

(5) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities as an adjustment to interest income. The effect of these changes for the period ended February 28, 2002 was a decrease in net investment income per share of $0.004, an increase in net realized and unrealized gain (loss) per share of $0.004, and a decrease in the ratio of net investment income to average net assets of 0.08%. Per share data for periods prior to August 1, 2001 have not been restated to reflect this change in accounting. Ratios have been annualized and total return has not been annualized.

See accompanying notes

Financial
       Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                        Delaware National High-Yield Municipal Bond Fund Class B



                                                                                              Eight                    Period
                                         Six Months                  Year                     Months       Year         from
                                           Ended                     Ended                    Ended        Ended       12/18/96(4)
                                         2/28/02(2)     8/31/01     8/31/00      8/31/99     8/31/98      8/31/97(3) to 12/31/96(1)
                                        (Unaudited)

Net asset value, beginning of period     $  10.260    $   9.980    $  10.360    $  10.820    $  10.730    $  10.400    $  10.370

Income (loss) from
  investment operations:
Net investment income                        0.234        0.480        0.491        0.476        0.348        0.534        0.010
Net realized and unrealized gain
  (loss) on investments                     (0.246)       0.284       (0.384)      (0.435)       0.122        0.433        0.030
                                         ---------    ---------    ---------    ---------    ---------    ---------    ---------
Total from investment operations            (0.012)       0.764        0.107        0.041        0.470        0.967        0.040
                                         ---------    ---------    ---------    ---------    ---------    ---------    ---------

Less dividends and
  distributions from:
Net investment income                       (0.238)      (0.484)      (0.487)      (0.476)      (0.345)      (0.566)      (0.010)
Net realized gain on investments                 -            -            -       (0.025)      (0.035)      (0.071)           -
                                         ---------    ---------    ---------    ---------    ---------    ---------    ---------
Total dividends and distributions           (0.238)      (0.484)      (0.487)      (0.501)      (0.380)      (0.637)      (0.010)
                                         ---------    ---------    ---------    ---------    ---------    ---------    ---------

Net asset value, end of period           $  10.010    $  10.260    $   9.980    $  10.360    $  10.820    $  10.730    $  10.400
                                         =========    =========    =========    =========    =========    =========    =========

Total return(1)                              (0.10%)       7.88%        1.10%        0.42%        4.44%        9.57%        0.43%

Ratios and supplemental data:
Net assets, end of period
  (000 omitted)                          $  19,864    $  20,277    $  18,374    $  21,423    $  10,620    $   3,573    $      88
Ratio of expenses to average
  net assets                                  1.67%        1.72%        1.75%        1.75%        1.67%(2)     1.56%        1.45%(2)
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses paid
   indirectly                                 1.67%        1.72%        1.96%        1.97%        1.87%(2)     1.84%        1.66%(2)
Ratio of net investment income
  to average net assets                       4.69%        4.80%        4.96%        4.43%        4.77%(2)     5.43%        4.65%(2)
Ratio of net investment income
  to average net assets prior to
  expense limitation and
  expenses paid indirectly                    4.69%        4.80%        4.75%        4.21%        4.57%(2)     5.15%        4.44%(2)

Portfolio turnover                              38%          49%          61%          33%          43%          45%           7%


(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

(2) Annualized

(3) Effective May 1, 1997, the Fund's shareholders approved a change of investment advisor from Voyageur Fund Managers Inc. to Delaware Management Company.

(4) Commencement of operations.

(5) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities as an adjustment to interest income. The effect of these changes for the period ended February 28, 2002 was a decrease in net investment income per share of $0.004, an increase in net realized and unrealized gain (loss) per share of $0.004, and a decrease in the ratio of net investment income to average net assets of 0.08%. Per share data for periods prior to August 1, 2001 have not been restated to reflect this change in accounting. Ratios have been annualized and total return has not been annualized.


See accompanying notes

Financial
       Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                      Delaware National High-Yield Municipal Bond Fund Class C

                                                                                                      Eight         Period
                                            Six Months                    Year                        Months         from
                                              Ended                       Ended                       Ended        5/26/97(3)
                                            2/28/02(2)     8/31/01       8/31/00       8/31/99       8/31/98      to 12/31/97
                                           (Unaudited)

Net asset value, beginning of period       $   10.270    $    9.990    $   10.370    $   10.830    $   10.740     $   10.440

Income (loss) from investment operations:
Net investment income                           0.234         0.480         0.492         0.476         0.348          0.315
Net realized and unrealized gain
  (loss) on investments                        (0.256)        0.284        (0.386)       (0.435)        0.122          0.391
                                           ----------    ----------    ----------    ----------    ----------     ----------
Total from investment operations               (0.022)        0.764         0.106         0.041         0.470          0.706
                                           ----------    ----------    ----------    ----------    ----------     ----------
Less dividends and distributions from:

Net investment income                          (0.238)       (0.484)       (0.486)       (0.476)       (0.345)        (0.335)

Net realized gain on investments                   --            --            --        (0.025)       (0.035)        (0.071)
                                           ----------    ----------    ----------    ----------    ----------     ----------
Total dividends and distributions              (0.238)       (0.484)       (0.486)       (0.501)       (0.380)        (0.406)
                                           ----------    ----------    ----------    ----------    ----------     ----------
Net asset value, end of period             $   10.010    $   10.270    $    9.990    $   10.370    $   10.830     $   10.740
                                           ==========    ==========    ==========    ==========    ==========     ==========

Total return(1)                                 (0.19%)        7.98%         1.08%         0.32%         4.44%          6.88%

Ratios and supplemental data:
Net assets, end of period
  (000 omitted)                            $    6,678    $    7,187    $    8,770    $   10,267    $    4,690     $    1,220
Ratio of expenses to average
  net assets                                     1.67%         1.72%         1.75%         1.75%         1.67%(2)       1.62%(2)
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses paid
  indirectly                                     1.67%         1.72%         1.96%         1.97%         1.87%(2)       1.90%(2)
Ratio of net investment income
  to average net assets                          4.69%         4.80%         4.96%         4.43%         4.77%(2)       5.37%(2)
Ratio of net investment income to
  average net assets prior to
  expense limitation and expenses
  paid indirectly                                4.69%         4.80%         4.75%         4.21%         4.57%(2)       5.09%(2)
Portfolio turnover                                 38%           49%           61%           33%           43%            45%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

(2) Annualized

(3) Commencement of operations.

(4) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities as an adjustment to interest income. The effect of these changes for the period ended February 28, 2002 was a decrease in net investment income per share of $0.004, an increase in net realized and unrealized gain (loss) per share of $0.004, and a decrease in the ratio of net investment income to average net assets of 0.08%. Per share data for periods prior to August 1, 2001 have not been restated to reflect this change in accounting. Ratios have been annualized and total return has not been annualized.


See accompanying notes

                                              Delaware National Tax-Free Funds
                                              February 28, 2002 (Unaudited)

Notes
       to Financial Statements

Delaware Group Tax-Free Fund is organized as a Delaware business trust and offers three series, the Delaware Tax-Free USA Fund, the Delaware Tax-Free Insured Fund, and the Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware business trust and offers six series:
Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. These financial statements and the related notes pertain to the Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a "Fund" or, collectively, as the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 3.75% for the Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund and Delaware National High-Yield Municipal Bond Fund, and up to 2.75% for the Delaware Tax-Free USA Intermediate Fund. Class B shares of the Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, and Delaware National High-Yield Municipal Bond Fund, are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of the Delaware Tax-Free USA Intermediate Fund are sold with a contingent deferred sales charge that declines from 2% to zero depending upon the period of time the shares are held. Class B shares of the Delaware Tax-Free USA Intermediate Fund will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of the Delaware Tax-Free USA Fund, the Delaware Tax-Free Insured Fund and the Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current income exempt from federal income tax as is available from municipal obligations as is consistent with prudent investment management and preservation of capital.

The investment objective of the Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of each Fund's Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts and market premiums are amortized to interest income over the lives of the respective securities. The Funds declare dividends daily from net investment income and pay such dividends monthly and declare and pay distributions from net realized gain on investments, if any, annually.

Change in Accounting Principle -- As required, effective September 1, 2001, Delaware National High-Yield Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide") and began amortizing all discount or premium on debt securities. Prior to September 1, 2001, the Fund did not amortize premium or market discount, which conformed to the Fund's policy for federal income tax purposes. The cumulative effect of this accounting change had no impact on total assets of the Fund, but resulted in a $38,614 increase in cost of securities and a corresponding $38,614 decrease in net unrealized appreciation (depreciation), based on securities held by the Fund on September 1, 2001.

The effect of these changes for the Delaware National High-Yield Municipal Bond Fund for the period ended February 28, 2002 was a decrease in net investment income of $39,629, an increase in net unrealized appreciation (depreciation) of $24,348, and an increase in net realized gains (losses) of $15,281. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in accounting.

                                                Delaware National Tax-Free Funds

Notes
       to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Certain expenses of the Funds are paid through commission arrangements with brokers. These transactions are done subject to best execution. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amount of these expenses for the period ended February 28, 2002 were as follows:

                                   Delaware Tax-Free    Delaware Tax-Free    Delaware Tax-Free    Delaware National
                                           USA               Insured          USA Intermediate   High-Yield Municipal
                                          Fund                Fund                 Fund              Bond Fund
                                   -----------------    -----------------    -----------------    -----------------
Commission reimbursements               $ 6,495               $  802               $821               $1,182
Earnings credits                         13,847                1,859                324                1,516

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                   Delaware Tax-Free    Delaware Tax-Free    Delaware Tax-Free    Delaware National
                                           USA               Insured          USA Intermediate   High-Yield Municipal
                                          Fund                Fund                 Fund              Bond Fund
                                   -----------------    -----------------    -----------------    -----------------

On the first $500 million                   0.550%               0.500%               0.500%               0.550%
On the next $500 million                    0.500%               0.475%               0.475%               0.500%
On the next $1.5 billion                    0.450%               0.450%               0.450%               0.450%
In excess of $2.5 billion                   0.425%               0.425%               0.425%               0.425%

DMC has elected to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution expenses and extraordinary expenses, do not exceed specific percentages of average daily net assets through October 31, 2002 as shown below.

                                   Delaware Tax-Free    Delaware Tax-Free    Delaware Tax-Free    Delaware National
                                           USA               Insured          USA Intermediate   High-Yield Municipal
                                          Fund                Fund                 Fund              Bond Fund
                                   -----------------    -----------------    -----------------    -----------------

Operating expense limitation
  as a percentage of average
  daily net assets (per annum)           0.65%               0.75%                0.65%                  0.75%

The Funds have engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Funds pay Delaware Distributors, L.P.
(DDLP) the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares for the Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, and Delaware Tax-Free USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for the Delaware National High-Yield Municipal Bond Fund , and 1.00% of the average daily net assets of the Class B and C shares for all Funds. The Board of Trustees has set the fee at an annual rate of 0.15% of the Class A shares average daily net assets for the Delaware Tax-Free USA Intermediate Fund.
At February 28, 2002, the Funds had liabilities payable to affiliates as follows:

                                   Delaware Tax-Free    Delaware Tax-Free    Delaware Tax-Free    Delaware National
                                           USA               Insured          USA Intermediate   High-Yield Municipal
                                          Fund                Fund                 Fund              Bond Fund
                                   -----------------    -----------------    -----------------    -----------------

Investment management fee
  payable to DMC                        $49,254               $17,901               $8,963               $41,206
Dividend disbursing,
  transfer agent fees,
  accounting and other
  expenses payable to DSC                24,709                 3,833                3,759                 7,926
Other expenses payable
  to DMC and affiliates                   9,545                 1,316                1,152                 1,322

                                                Delaware National Tax-Free Funds
Notes
       to Financial Statements (continued)

Delaware National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the period ended February 28, 2002, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                   Delaware Tax-Free    Delaware Tax-Free    Delaware Tax-Free    Delaware National
                                           USA               Insured          USA Intermediate   High-Yield Municipal
                                          Fund                Fund                 Fund              Bond Fund
                                   -----------------    -----------------    -----------------    -----------------
                                        $15,674               $3,875               $4,584              $3,155

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Funds. These officers and trustees are paid no compensation by the Funds.

3. Investments

For the period ended February 28, 2002, the Funds made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

                                   Delaware Tax-Free    Delaware Tax-Free    Delaware Tax-Free    Delaware National
                                           USA               Insured          USA Intermediate   High-Yield Municipal
                                          Fund                Fund                 Fund              Bond Fund
                                   -----------------    -----------------    -----------------    -----------------
Purchase                             $ 228,362,181        $ 45,863,565         $ 32,822,853          $ 18,690,613
Sales                                  261,482,714          48,753,394           27,442,266            21,705,542


At February 28, 2002, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for each Fund were as follows:

                                   Delaware Tax-Free    Delaware Tax-Free    Delaware Tax-Free    Delaware National
                                           USA               Insured          USA Intermediate   High-Yield Municipal
                                          Fund                Fund                 Fund              Bond Fund
                                   -----------------    -----------------    -----------------    -----------------
Cost of Investments                 $   507,389,616       $   66,562,374       $   30,065,389       $   96,337,059
                                    ===============       ==============       ==============       ==============
Aggregate unrealized appreciation   $    29,538,998       $    4,172,334       $    1,032,173       $    3,372,216
Aggregate unrealized depreciation        (2,877,892)            (153,700)             (63,320)          (3,611,447)
                                    ---------------       --------------       --------------       --------------
Net unrealized appreciation
(depreciation)                      $    26,661,106       $    4,018,634       $      968,853       $     (239,231)
                                    ===============       ==============       ==============       ==============

For federal income tax purposes, each Fund had accumulated capital losses as of February 28, 2002, which may be carried forward and applied against future capital gains. Such capital loss carry forward amounts will expire as follows:

                                   Delaware Tax-Free    Delaware Tax-Free    Delaware Tax-Free    Delaware National
                                          USA*               Insured          USA Intermediate   High-Yield Municipal
                                          Fund                Fund                 Fund              Bond Fund
                                   -----------------    -----------------    -----------------    -----------------
Year of Expiration
------------------
 2002                               $       710,289       $           --       $           --       $           --
 2003                                       420,424                   --              162,073                   --
 2004                                       117,934                   --                   --                   --
 2006                                        68,653                   --                   --                   --
 2007                                       725,862                   --                   --                   --
 2008                                    26,412,243            2,044,189              475,427              782,666
 2009                                            --                   --                   --            3,025,716
                                    ---------------       --------------       --------------       --------------
Total                               $    28,455,405       $    2,044,189       $      637,500       $    3,808,382
                                    ---------------       --------------       --------------       --------------


* The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the various fund mergers with Delaware Tax-Free USA Fund.

                                                Delaware National Tax-Free Funds

Notes
     to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:


                                          Delaware Tax-Free                   Delaware Tax-Free
                                               USA Fund                         Insured Fund
                                      --------------------------        -------------------------
                                      Six Months         Year           Six Months         Year
                                         Ended           Ended             Ended           Ended
                                        2/28/02         8/31/01            2/28/02        8/31/01
                                      (Unaudited)                       (Unaudited)
Shares sold:
     Class A                           1,089,978        3,323,883         222,987         587,680
     Class B                             144,939          192,226          81,991         279,387
     Class C                              33,670           52,483          11,990          89,693

Shares sold from merger(1):
     Class A                           1,780,758        7,319,644               -               -
     Class B                              94,555        1,318,382               -               -
     Class C                              31,085          425,624               -               -

Shares issued upon reinvestment
 of dividends and distributions:
     Class A                             624,041        1,048,527          72,176         142,943
     Class B                              40,445           53,553           7,825          13,269
     Class C                               9,183            4,913           1,401           2,729
                                      ----------       ----------       ---------      ----------
                                       3,848,654       13,739,235         398,370       1,115,701
                                      ----------       ----------       ---------      ----------

Shares repurchased:
     Class A                          (2,818,830)      (6,778,055)       (400,243)       (970,582)
     Class B                            (254,125)        (495,809)        (26,873)        (87,251)
     Class C                            (116,548)         (83,396)        (17,696)        (25,577)
                                      ----------       ----------       ---------      ----------
                                      (3,189,503)      (7,357,260)       (444,812)     (1,083,410)
                                      ----------       ----------       ---------      ----------

Net increase (decrease)                  659,151        6,381,975         (46,442)         32,291
                                      ==========       ==========       =========      ==========

(1) See footnote 5.

                                              Delaware National Tax-Free Funds

Notes
     to Financial Statements (continued)


     4. Capital Shares (continued)

                                         Delaware Tax-Free                Delaware National
                                         USA Intermediate                High-Yield Municipal
                                               Fund                           Bond Fund
                                    --------------------------        -------------------------
                                    Six Months         Year           Six Months         Year
                                       Ended           Ended             Ended           Ended
                                      2/28/02         8/31/01            2/28/02        8/31/01
                                    (Unaudited)                       (Unaudited)

Shares sold:
     Class A                           626,998       344,687         246,499         965,169
     Class B                           102,905        96,884         136,618         452,326
     Class C                           206,438       136,165          71,899         197,356

Shares issued upon reinvestment
  of dividends and distributions:
     Class A                            27,864        52,993         103,017         223,229
     Class B                             2,373         4,984          23,335          47,121
     Class C                             3,702         6,308          10,210          19,860
                                      --------      --------        --------      ----------
                                       970,280       642,021         591,578       1,905,061
                                      --------      --------        --------      ----------

Shares repurchased:
     Class A                          (287,308)     (601,889)       (649,295)     (1,619,110)
     Class B                           (32,417)      (53,575)       (150,546)       (365,220)
     Class C                           (26,186)      (47,221)       (115,055)       (395,598)
                                      --------      --------        --------      ----------
                                      (345,911)     (702,685)       (914,896)     (2,379,928)
                                      --------      --------        --------      ----------

Net increase (decrease)                624,369       (60,664)       (323,318)       (474,867)
                                      ========      ========        ========      ==========



5. Fund Merger

Effective August 24, 2001, the Delaware Tax-Free USA Fund acquired all of the assets and assumed all of the liabilities of each of the Delaware Tax-Free Iowa Fund, Delaware Tax-Free Kansas Fund, Delaware Montana Municipal Bond Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New Mexico Fund and Delaware Tax-Free Wisconsin Fund, each an open-end investment company, pursuant to separate Plans of Reorganization (the "Reorganizations"). The shareholders of the Delaware Tax-Free Iowa Fund, Delaware Tax-Free Kansas Fund, Delaware Montana Municipal Bond Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New Mexico Fund and Delaware Tax-Free Wisconsin Fund received shares of the respective class of Delaware Tax-Free USA Fund equal to the aggregate net asset value of their shares prior to the Reorganizations based on the net asset value per share of the respective classes of Delaware Tax-Free USA Fund.

The Reorganizations were treated as non-taxable events and accordingly the Delaware Tax-Free USA Fund's basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation (depreciation) and accumulated realized losses of the Delaware Tax-Free Iowa Fund, Delaware Tax-Free Kansas Fund, Delaware Montana Municipal Bond Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New Mexico Fund and Delaware Tax-Free Wisconsin Fund as of August 24, 2001 were as follows:

                                                                 Net         Accumulated
                                                             Unrealized      Net Realized        Shares
                                              Net Assets    Appreciation        Losses          Acquired
                                            ------------     -----------      -----------      ---------
Delaware Tax-Free Iowa Fund                 $ 36,006,194     $ 2,272,260      ($1,729,634)     3,192,414
Delaware Tax-Free Kansas Fund                 10,454,958         579,270         (137,876)       927,320
Delaware Montana Municipal Bond Fund           3,946,274         206,807             (478)       350,003
Delaware Tax-Free New Jersey Fund              4,859,727         155,913         (106,601)       431,052
Delaware Tax-Free New Mexico Fund             16,671,015         666,870         (916,978)     1,478,807
Delaware Tax-Free Wisconsin Fund              30,261,011       1,539,934       (1,162,367)     2,684,054
                                            ------------     -----------      -----------      ---------
                                            $102,199,179     $ 5,421,054      ($4,053,934)     9,063,650
                                            ============     ===========      ===========      =========


                                                Delaware National Tax-Free Funds

 Notes
       to Financial Statements (continued)

5. Fund Merger (continued)

The net assets of the Delaware Tax-Free USA Fund prior to the Reorganization were $439,840,397.

Effective October 8, 2001, the Delaware Tax-Free USA Fund acquired all of the assets and assumed all of the liabilities of the Delaware Tax-Free North Dakota Fund, an open-end investment company, pursuant to the Plan of Reorganization dated October 5, 2001 and approved by Delaware Tax-Free North Dakota Fund shareholders on August 30, 2001. The shareholders of the Delaware Tax-Free North Dakota Fund received shares of the Delaware Tax-Free USA Fund equal to the aggregate net asset value of their shares in Delaware North Dakota Fund prior to the Reorganization based on the net asset value per share of the Delaware Tax-Free USA Fund.

The Reorganization was treated as a non-taxable event and accordingly the Delaware Tax-Free USA Fund's basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation (depreciation) and accumulated realized loss of the Delaware Tax-Free North Dakota Fund as of October 8, 2001 were:


                                     Net         Accumulated
                                 Unrealized      Net Realized          Shares
              Net Assets        Appreciation        Losses            Acquired
              ----------        ------------        ------            --------
              $21,384,672         $507,331         ($76,768)         1,906,398


The net assets of the Delaware Tax-Free USA Fund prior to the Reorganization were $531,821,420.

6. Line of Credit

The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2002 or at any time during the period.

7. Market and Credit Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Delaware National High-Yield Municipal Bond Fund invests in high-yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Delaware Investments
       Family of Funds

------------------------------------------------------------------------------
Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial advisor. Please read the prospectus carefully before you invest or send money.
------------------------------------------------------------------------------


Growth-Equity Group

Delaware American Services Fund
Delaware Growth Opportunities Fund
Delaware Select Growth Fund
Delaware Small Cap Growth Fund
Delaware Technology and Innovation Fund
Delaware Trend Fund
Delaware U.S. Growth Fund


Value-Equity Group

Delaware Decatur Equity Income Fund
Delaware Growth and Income Fund
Delaware REIT Fund
Delaware Small Cap Value Fund


International Group

(DIAL-Delaware International Advisers Ltd.)
Delaware Emerging Markets Fund
Delaware International Small Cap Value Fund
Delaware International Value Equity Fund
  (formerly Delaware International Equity Fund)


Blend Mutual Funds

Delaware Balanced Fund
Delaware Core Equity Fund
  (formerly Delaware Growth Stock Fund)
Delaware Devon Fund
Delaware Social Awareness Fund
Delaware Foundation Funds
  Balanced Portfolio
  Growth Portfolio
  Income Portfolio


Fixed Income Group

Corporate and Government
Delaware American Government Bond Fund
Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund
Delaware Limited-Term Government Fund
Delaware Strategic Income Fund


Money Market

Delaware Cash Reserve Fund
Delaware Tax-Free Money Fund


Municipal (National Tax-Exempt)
Delaware National High-Yield Municipal Bond Fund
Delaware Tax-Free Insured Fund
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund


Municipal (State-Specific Tax-Exempt)
Delaware Tax-Free Arizona Fund
Delaware Tax-Free Arizona Insured Fund
Delaware Tax-Free California Fund
Delaware Tax-Free California Insured Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Florida Fund
Delaware Tax-Free Florida Insured Fund
Delaware Tax-Free Idaho Fund
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Insured Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Oregon Insured Fund
Delaware Tax-Free Pennsylvania Fund

Delaware
Investments (SM)
-----------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Board of Trustees

Walter P. Babich
Board Chairman
Citadel Constructors, Inc.
King of Prussia, PA

David K. Downes
President and Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

John H. Durham
Private Investor
Gwynedd Valley, PA

Anthony D. Knerr
Consultant
Anthony Knerr & Associates
New York, NY

Ann R. Leven
Former Treasurer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN


Affiliated Officers

Charles E. Haldeman, Jr.
Chairman
Delaware Investments Family of Funds
Philadelphia, PA

William E. Dodge
Executive Vice President and
Chief Investment Officer, Equity
Delaware Investments Family of Funds
Philadelphia, PA

Jude T. Driscoll
Executive Vice President and
Head of Fixed Income
Delaware Investments Family of Funds
Philadelphia, PA

Richard J. Flannery
President and Chief Executive Officer
Delaware Distributors, L.P.
Philadelphia, PA

Contact Information

Investment Manager
Delaware Management Company
Philadelphia, PA

International Affiliate
Delaware International Advisers Ltd.
London, England

National Distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing and Transfer Agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders
800 523-1918

For Securities Dealers and Financial
Institutions Representatives Only
800 362-7500
Website
www.delawareinvestments.com










(5804)                                                        Printed in the USA
SA-011 [2/02] BUR 4/02                                         (J8008/EXP:10/02)